As filed with the U.S. Securities and Exchange Commission on July 31, 1998

                                                       Registration No. 33-76250
                                                               File No. 811-8406

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      (X)

Pre-Effective Amendment No.                                                  ( )
                           --
Post-Effective Amendment No. 8                                               (X)
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              (X)

Amendment No. 10                                                             (X)

                        (Check appropriate box or boxes.)

                             SUMMIT INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      3435 Stelzer Road, Columbus, OH 43219
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               (Address of Principal Executive Offices)(Zip Code)

                                 (800) 272-3442
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              (Registrant's Telephone Number, Including Area Code)

                               Craig C. Rudesill
                             Summit Investment Trust
                                3435 Stelzer Road
                               Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Bruce G. Leto, Esq.
                        Stradley, Ronon, Stevens & Young, LLP
                         One Commerce Square, Suite 2600
                             Philadelphia, PA 19103
                                 (215) 564-8115

Approximate Date of Proposed Public Offering: Immediately upon effectiveness
                                             -----------------------------------

It is proposed that this filing will become effective (check appropriate box):
        Immediately upon filing pursuant to paragraph (b)
--
        On (________________) pursuant to paragraph (b)
--
X       60 days after filing pursuant to paragraph (a)(1)
--
        On (__________________) pursuant to paragraph (a)(1)
--
        75 days after filing pursuant to paragraph (a)(2)
--
        On (__________________) pursuant to paragraph (a)(2) of Rule 485.
--

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
--       previously filed post-effective amendment.


Title of Securities Being Registered: Shares of beneficial interest, without par value.

                                   FORM N-1A
                                   ---------

                             CROSS REFERENCE SHEET
                             ---------------------

          SUMMIT HIGH YIELD FUND AND SUMMIT EMERGING MARKETS BOND FUND


FORM N-1A PART A ITEM NO.                                   PROSPECTUS LOCATION
------------------------------------------------------------------------------------------------
Item 1.   Front and Back Cover Pages                        Front and Back Cover Page

Item 2.   Risk/Return Summary: Investments, Risks and       Risk/Return Summary and
          Performance                                       Fund Expenses

Item 3.   Risk/Return Summary: Fee Table                    Risk/Return Summary and
                                                            Fund Expenses

Item 4.   Investment Objectives, Principal Investment       About Each Fund and
          Strategies, and Related Risks                     Its Managers

Item 5.   Management's Discussion of Fund                   Risk/Return Summary and
          Performance                                       Fund Expenses; About Each Fund
                                                            and Its Managers

Item 6.   Management, Organization and                      Organization and Management
          Capital Structure                                 of the Funds

Item 7.   Shareholder Information                           Purchasing and Selling Your
                                                            Shares; Services For Fund Investors;
                                                            Dividends, Distributions and Taxes

Item 8.   Distribution Arrangements                         Distribution Arrangements;
                                                            Distribution (12b-1) Fees

Item 9.   Financial Highlights Information                  Financial Highlights



                                                  LOCATION IN STATEMENT OF
FORM N-1A PART B ITEM NO.                         ADDITIONAL INFORMATION
-------------------------------------------------------------------------------------------
Item 10.  Cover Page and Table of Contents        Cover Page and Table of Contents

Item 11.  Fund History                            General Information

Item 12.  Description of the Fund and Its         General Information; Investment
          Investments and Risks                   Objectives and Policies; Risk Factors;
                                                  Investment Programs

Item 13.  Management of the Fund                  Management of the Trust

Item 14.  Control Persons and Principal           Principal Holders of Securities
          Holders of Securities

Item 15.  Investment Advisory and                 Management of the Trust; Investment
          Other Services                          Advisory Services; Management-Related
                                                  Services

Item 16.  Brokerage Allocation and                Distribution Plan; Portfolio Transactions
          Other Practices

Item 17.  Capital Stock and Other Securities      Capital Stock

Item 18.  Purchase, Redemption, and               General; Pricing of Securities
          Pricing of Shares

Item 19.  Taxation of the Fund                    Taxes; General

Item 20.  Underwriters                            Distribution Plan

Item 21.  Calculation of Performance Data         Investment Performance

Item 22.  Financial Statements                    Financial Statements



FORM N-1A PART C ITEM NO.                         LOCATION IN PART C
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Item 23.  Exhibits                                Exhibits

Item 24.  Persons Controlled by or Under          Persons Controlled by or Under
          Common Control with the Fund            Common Control with the Registrant

Item 25.  Indemnification                         Indemnification

Item 26.  Business and Other Connections          Business and Other Connections
          of the Investment Adviser               of the Investment Adviser

Item 27.  Principal Underwriters                  Principal Underwriter

Item 28.  Location of Accounts and Records        Location of Accounts and Records

Item 29.  Management Services                     Management Services

Item 30.  Undertakings                            Undertakings


                            SUMMIT INVESTMENT TRUST

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----------
PROSPECTUS
----------



SEPTEMBER 30, 1998




                                        SUMMIT HIGH YIELD FUND

                                        SUMMIT EMERGING MARKETS BOND FUND












SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED THE SHARES DESCRIBED IN THIS
PROSPECTUS OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE.
ANYONE WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.



--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                                               PAGE
              RISK/RETURN SUMMARY
               AND FUND EXPENSES

                                                             SUMMIT HIGH YIELD FUND              3

                                                             SUMMIT EMERGING MARKETS             8
                                                             BOND FUND

        CAREFULLY REVIEW THIS VERY IMPORTANT SECTION, WHICH SUMMARIZES EACH
        FUND'S INVESTMENTS, RISKS, PERFORMANCE, AND FEES.

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

        ABOUT EACH FUND                                      SUMMIT HIGH YIELD FUND             11
        AND ITS MANAGERS
                                                             SUMMIT EMERGING MARKETS
        Review this section for important additional         BOND FUND                          13
        information, including each Fund's
        investment policies and risks.

-----------------------------------------------------------------------------------------------------------

        ABOUT YOUR ACCOUNT                                   SHARE VALUES                       16

        Turn to this section for information on how          PURCHASING YOUR SHARES             17
        to open and maintain your account, including
        how to buy, sell and exchange Fund shares.           SELLING YOUR SHARES                20

                                                             DISTRIBUTION ARRANGEMENTS          22

                                                             SERVICES FOR FUND INVESTORS        28

-----------------------------------------------------------------------------------------------------------

        ABOUT YOUR ADVISER                                   ORGANIZATION AND MANAGEMENT        31
                                                             OF THE GROUP
        LOOK HERE FOR DETAILS ON THE ORGANIZATION OF
        THE GROUP.


-----------------------------------------------------------------------------------------------------------

        OTHER INFORMATION ABOUT                              SHAREHOLDER INQUIRIES              34
        THE FUND                                             FINANCIAL HIGHLIGHTS               35

-----------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY OF THE SUMMIT HIGH YIELD FUND (THE "HIGH YIELD FUND")

WHAT IS THE HIGH YIELD FUND'S                (1) High Current Income
INVESTMENT OBJECTIVE?                        (2) Capital Appreciation,
                                                 secondarily


WHAT ARE THE HIGH YIELD FUND'S               The Fund invests primarily in
PRINCIPAL INVESTMENT STRATEGIES?             high-yield, high risk (junk) bonds,
                                             with intermediate (5-10 year)
                                             maturities. The Fund is actively
                                             managed to take advantage of
                                             relative values of various
                                             issuers and industry sectors
                                             within the high yield market.

WHAT ARE THE PRINCIPAL RISKS OF              - The value of the Fund's
INVESTING IN THE HIGH YIELD FUND?              investments will vary with bond
                                               market conditions. You could lose
                                               money on your investment in the
                                               Fund or the Fund could
                                               underperform other investments.

                                             - High Yield bonds are considered
                                               below investment grade
                                               instruments because of the
                                               significant risk of issuer
                                               default.

                                             - Other risks of high yield bonds
                                               include the market's relative
                                               youth, price volatility,
                                               sensitivity to interest rates
                                               and economic changes, limited
                                               liquidity, valuation
                                               difficulties, special tax
                                               considerations and added
                                               expenses due to call a buy back
                                               features.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


BAR CHART AND PERFORMANCE TABLE*
--------------------------------

         The bar chart and table below help show the returns and risks of investing in the High Yield Fund. They show changes in the Fund's yearly performance over the life of the Fund and compare the Fund's average annual returns for one year, three year and the life of the Fund to those of the Salomon High Yield Index** during each period. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.


CALENDAR YEAR               AVERAGE ANNUAL RETURN (%)
-------------               -------------------------
   1994                              0.96%

   1995                             19.42%

   1996                             22.54%

   1997                             17.62%


The Fund's performance for calendar year 1998 through June 30, 1998 was 5.33%.

During the period shown in the bar chart, the highest return for a quarter was 8.51% (quarter ending July 31, 1997) and the lowest return for a quarter was -0.35% (quarter ending December 31, 1994).*

--------------------------------------------------------- -------------------- ------------------ --------------------
             AVERAGE ANNUAL TOTAL RETURNS*                   PAST ONE YEAR     PAST THREE YEARS     SINCE INCEPTION
       (FOR THE PERIODS ENDING DECEMBER 31, 1997)                                                   (JUNE 27, 1994)
--------------------------------------------------------- -------------------- ------------------ --------------------
           Summit High Yield Fund Class A***                    10.97%              16.39%              15.06%
--------------------------------------------------------- -------------------- ------------------ --------------------
               Salomon High Yield Index**                       13.18%              14.65%              12.84%
--------------------------------------------------------- -------------------- ------------------ --------------------



* The bar chart does not reflect the impact of any applicable sales charges and if these amounts were reflected, returns would be less than those shown. The table above does reflect the impact of any applicable sales charges. The Fund Fees and Expenses table below details the sales charges, if any, that apply to each class of shares of the High Yield Fund.

** The Salomon High Yield Index is the Salomon Brothers High Yield Market Index,(R) a widely recognized, unmanaged index of high yield bond prices. The Index assumes reinvestment of all dividends/distributions and does not reflect any asset-based charges for investment management or other expenses.

*** Returns are for Class A shares only; Class B shares had not yet been offered as of the date of this prospectus.

FUND FEES AND EXPENSES
----------------------

         This table describes the fees and expenses you may pay if you buy and hold shares of the High Yield Fund.




-------------------------------------------------- -----------------------------
     SHAREHOLDER FEES                                    HIGH YIELD FUND
(fees paid directly from your investment)
-------------------------------------------------- -----------------------------
                                                      A SHARES       B SHARES
-------------------------------------------------- -------------   -------------
Maximum Sales Charge (Load) Imposed on                 4.50%(1)         None
   Purchases (as a percentage of offering prices)
Maximum Deferred Sales Charge (Load) (as a             None (2)         5.00%(3)
   percentage of the lesser of price at purchase or
   net asset value at redemption)
Maximum Account Fee                                    4.50%            5.00%

-------------------------------------------------- ------------- ---------------
     ANNUAL FUND OPERATING EXPENSES                   A SHARES       B SHARES
(expenses that are deducted from Fund assets)
-------------------------------------------------- -------------   -------------
Management Fees(4)                                     1.15%           1.15%
Distribution and Service (12b-1) Fees(5)               0.25%           1.00%(6)
Other Expenses                                         0.63%           0.63%
                                                       ----            ----
Total Fund Operating Expenses(7)                       2.03%           2.78%



------------------------------
1 Reduced on investments of $100,000 or more and subject to certain discounts and exceptions. See "Distribution Arrangements-Calculation of Sales Charges."
2 A deferred sales charge may be applicable on investments of $500,000 or more. See "Distribution Arrangements-Calculation of Sales Charges."
3 Contingent deferred sales charge ("CDSC") declines each year over 6 years, as follows: 5%, 4%, 3%, 3%, 2%, 1%, and 0%.
4 This fee may vary between 0.35% and 1.15% depending on the Fund's investment performance.
5 Long-term shareholders may pay indirectly more than the equivalent of the maximum front-end sales charge permitted by National Association of Securities Dealers, Inc. regulation due to the recurring nature of Distribution (12b-1) Fees.
6 Includes a fee of 0.75% for distribution related expenses and 0.25% for shareholder services expenses.
7 The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating Expenses to exceed 1.60% for the Class A shares and 2.35% for the Class B shares. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

The following example will help you compare the High Yield Fund to other mutual funds. The example illustrates the dollar cost of the fees and expenses shown in the above table on a $10,000 investment over various time frames and, unless noted, assumes: (1) a 5% annual return, (2) that the Fund's operating expenses remain the same over the various time frames and (3) redemption at the end of each period. Your actual costs may be higher or lower.


EXAMPLE:
--------------------------------------------- ---------------- --------------- --------------- ---------------
                                                  1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------- ---------------- --------------- --------------- ---------------

Class A Shares                                $  647           $1,058          $1,494          $2,702
Class B Shares
      Assuming redemption                     $  781           $1,162          $1,669          $3,109
      Assuming no redemption                  $  281           $  862          $1,469          $3,109

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY OF THE SUMMIT EMERGING MARKETS BOND FUND (THE "EMERGING MARKETS FUND")


WHAT IS THE EMERGING MARKETS FUND'S          High income and capital
INVESTMENT OBJECTIVE?                        appreciation


WHAT ARE THE EMERGING MARKETS FUND'S         The Fund invests primarily in
PRINCIPAL INVESTMENT STRATEGIES?             government and corporate bonds
                                             of emerging markets nations. The
                                             Fund is actively managed to seek
                                             opportunities for income and
                                             capital gains.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING    Emerging market debt carries
IN THE EMERGING MARKETS FUND?                significant risks of principal
                                             loss. Among the risks are: (1) the
                                             low quality of the bonds' issuers
                                             which increases the risk of
                                             default; (2) the volatile nature of
                                             many of these countries' economies
                                             and markets; (3) the relatively
                                             small number of investors buying
                                             these securities which increases
                                             price volatility; and (4) currency
                                             conversion risks in cases where
                                             these securities are not priced in
                                             U.S. Dollars.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified fund which means that up to 50% of the Fund's assets may be invested without limitation on the amount invested in a single issuer. Normally, the Fund will not invest more than 5% of its assets in a single issuer. Lack of diversification may expose the Fund to risks related to a single issuer or a few issuers.

PERFORMANCE TABLE
-----------------

         The following table helps show the risks of investing in the Emerging Markets Fund. It reflects the Fund's performance over the life of the Fund and compares the Fund's returns for the life of the Fund to those of the J. P. Morgan Emerging Markets Bond Index Plus*. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.

         The Fund's performance, not reflecting the impact of any applicable sales charges, for calendar year 1998 through June 30, 1998 was -0.74%.



            -------------------------------------------------- ---------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS**                          SINCE INCEPTION
               (FOR THE PERIOD ENDING JUNE 30, 1998)                     (JANUARY 1, 1998)
            -------------------------------------------------- ---------------------------------------
                Emerging Markets Fund Class A***                               -0.74%
            -------------------------------------------------- ---------------------------------------
                J. P. Morgan Emerging Markets Bond Index Plus*                 -1.08%
            -------------------------------------------------- ---------------------------------------


* The J. P. Morgan Emerging Markets Bond Index Plus(R) is a widely recognized, unmanaged index of common stock prices. The index assumes reinvestment of all dividends/distributions and does not reflect any asset-based charges for investment management or other expenses.

** The table above reflects the impact of any applicable sales charges. The Fund Fees and Expenses table below details the sales charges, if any, that apply to each class of shares of the Emerging Markets Fund.

*** Returns are for Class A shares only; Class B shares had not yet been offered as of the date of this prospectus.

FUND FEES AND EXPENSES
----------------------

         This table describes the fees and expenses if you buy and hold shares of the Emerging Markets Fund.

         ------------------------------------------------ ------------------------------
                                                                 EMERGING MARKETS
                                                                 ----------------
                                                                       FUND
                                                                       ----
                       SHAREHOLDER FEES                      A SHARES        B SHARES
         (fees paid directly from value investment)
         ------------------------------------------------ --------------- --------------
         Maximum Sales Charge (Load) Imposed on                4.50%(1)       None
            Purchases (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) (as a            None (2)       5.00%(3)
            percentage of the lesser of price at
            purchase or net asset value at redemption)
         Maximum Account Fee                                   4.50%          5.00%
         ------------------------------------------------ --------------- --------------
                ANNUAL FUND OPERATING EXPENSES               A SHARES        B SHARES
         (expenses that are deducted from Fund assets)
         ------------------------------------------------ --------------- --------------
         Management Fee                                       0.75%           0.75%
         Distribution and Service (12b-1) Fees(4)             0.25%           1.00%(5)
         Other Expenses                                       1.20%           1.20%
                                                              ----            ----
         Total Fund Operating Expenses(6)                     2.20%           2.95%

---------------------------------
1 Reduced on investments of $100,000 or more subject to certain discounts and exceptions. See "Distribution Arrangements-Calculation of Sales Charges."
2 A deferred sales charge may be applicable on investments of $500,000 or more. See "Distribution Arrangements-Calculation of Sales Charges."
3 Contingent deferred sales charge ("CDSC") declines each year over 6 years, as follows: 5%, 4%, 3%, 3%, 2%, 1% and 0%.
4 Long-term shareholders may pay indirectly more than the equivalent of the maximum front-end sales charge permitted by National Association of Securities Dealers, Inc. regulation due to the recurring nature of Distribution (12b-1) Fees.
5 Includes a fee of 0.75% for distribution related expenses and 0.25% for shareholder services expenses.
6 The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Emerging Markets Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating Expenses to exceed 2.00% for the Class A shares and 2.75% for the Class B shares. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

         The following example will help you compare the Emerging Markets Fund to other mutual funds. The example illustrates the dollar cost of the fees and expenses shown in the above table on a $10,000 investment over various time frames and, unless noted, assumes: (1) a 5% annual return, (2) that the Fund's operating expenses remain the same over the various time frames and (3) redemption at the end of each period. Your actual costs may be higher or lower.

EXAMPLE:
--------------------------------------------- ---------------- --------------- --------------- --------------
                                                  1 YEAR          3 YEARS         5 YEARS        10 YEARS
--------------------------------------------- ---------------- --------------- --------------- --------------
Class A Shares                                     $223             $  688            *               *
Class B Shares
     Assuming redemption                           $798             $1,213            *               *
     Assuming no redemption                        $298             $  913            *               *

*Not provided because the Emerging Markets Fund commenced operations only recently, on January 1, 1998.



                        ABOUT EACH FUND AND ITS MANAGERS

                                 HIGH YIELD FUND
--------------------------------------------------------------------------------

                  Ticker Symbol: Class A SUMHX     Class B [      ]
                                         -----             --------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

         The Fund's investment objective is to seek high current income. To achieve this objective, it will ordinarily invest at least 65% of its total assets in high yield, high risk bonds, also known as "junk" bonds. These bonds are actively managed, providing the further potential for capital appreciation. Consequently, total return (income plus capital appreciation) is a secondary objective of the Fund.


      ---------------------------------------------------------------------
                       INVESTING IN HIGH YIELD SECURITIES
         When a corporation or a government entity issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service, Inc.
         ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). These services evaluate the credit-worthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond.

         Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

         High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond - the
         issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.
      ---------------------------------------------------------------------


         OTHER INVESTMENTS -- To achieve its total return goals, the Fund may also invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include mortgage-backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities. See the Statement of Additional Information for more information about these investments.

         TEMPORARY OR DEFENSIVE INVESTMENTS -- In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

PRINCIPAL INVESTMENT STRATEGIES

         The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser thoroughly researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

RISKS -- There are three types of risks for investors in the High Yield Fund:

         (1)  Risks of investing in bonds.
         (2)  Risks of investing in high yield bonds.
         (3)  Risks of investing in foreign securities.

         (1) Risks of investing in bonds -- All bonds fluctuate in value as interest rates fluctuate. Therefore, there is a risk that as interest rates rise, the value of the Fund's bond investments will decline, resulting in capital losses to shareholders. In general, high yield bonds are less affected by interest rate movements than are higher rated bonds.

         The Fund generally invests in bonds with maturities between five and ten years, which are considered intermediate-term bonds. Since prices of longer term bonds are more sensitive to interest rate changes than prices of short-term bonds, the Fund has greater interest rate risk that short-term bond funds.

         (2) Risks of investing in high yield bonds -- Some risks of investing in high yield bonds include:

         * Greater credit risk - Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

         * Reduced liquidity - There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

         * Lack of historical data - Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.


         (3) Risks of investing in foreign securities -- See the discussion in the section on Investment Objective, Principal Investment Strategies and Related Risks for the Emerging Markets Fund.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                    Ticker Symbol: Class A SUMEX     Class B N/A
                                           -----             ---


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
-----------------------------------------------------------------------

INVESTMENT OBJECTIVE

         The Fund's investment objective is to provide high income and capital appreciation. To achieve this objective, the Fund invests at least 65% of its total assets in the government and corporate debt securities (bonds) of emerging market nations. In pursuit of maximum income and capital appreciation, the Fund may invest all of its assets in high-risk, non-investment grade (junk) bonds.

         The Fund's investments may include bonds issued directly by the sovereign or corporate entities or those issued by supranational entities, such as the World Bank. The Fund may also invest substantially all of its assets in Brady Bonds. Brady Bonds are used as a means of restructuring the external debt burden of governments in certain emerging market nations. These bonds may be collateralized or uncollateralized and issued in various currencies, although typically they are issued in U.S. Dollars. However, as with any emerging market debt, Brady Bonds are considered speculative, high-risk investments because the value of the bonds can fluctuate significantly based on the issuer's ability to make payments.

         The Fund may also invest in a variety of fixed income securities, hybrid instruments, private placements, loan participations and assignments, convertible bonds and depository receipts. For more information about these types of securities, please consult the Statement of Additional Information.

     -----------------------------------------------------------------------
                   DEFINING EMERGING MARKET NATIONS
         Emerging market nations, as defined by the World Bank, the
         United Nations and other international bodies, are those
         countries whose economies are in a transitional stage. They may be located in Asia, Eastern Europe, Latin America, Africa or the Middle East. The economies, markets and political
         structures of these countries generally do not offer the same stability as those of developed nations. As a consequence, securities issued in these emerging markets generally pay a higher yield to compensate investors for higher risks.
     -----------------------------------------------------------------------



NONDIVERSIFIED INVESTMENT COMPANY -- Under securities laws, the Fund is considered a "nondiversified investment company" which permits it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets. Under normal circumstances, such investment of more than 5% in a single issuer will not take place. Occasionally, the Fund may place as much as 10% of its assets in bank deposits or other short-term instruments of a single issuer or custodian.

CONCENTRATION OF INVESTMENTS -- The Fund may invest more than 25% of its assets in government and corporate bonds issued by or located in the same country. As a rule, the Fund will invest in the securities of issuers from at least three different countries.

TEMPORARY DEFENSIVE POSITIONS -- In order to provide flexibility in meeting redemptions, expenses and the timing of new investments, the Fund will routinely hold cash or money market securities readily convertible to cash. These cash positions may be increased without limitation during periods of unusual market volatility as a short-term defense. Additionally. the Fund may invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes. Such investments could cause the Fund not to meet its principal investment objective and policies.

TRADING OF SECURITIES -- The Fund will buy and sell securities based on its overall objectives of achieving the highest possible total return, which may translate into higher than average portfolio turnover. While the Fund's portfolio turnover rate will vary greatly from year to year, under normal circumstances it is not expected to exceed 200% annually. If the Fund buys and sells securities frequently, there will be increased transaction costs and additional taxable gains to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

         There are many risks associated with emerging market debt. Before the Fund invests in a particular country or security, the Adviser applies a market risk analysis that evaluates factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations.

To achieve the fund's total return objectives while reducing risk, the Fund employs these strategies:

         * Diversification of assets to reduce the impact of any single holding on the Fund's total performance
         * Thorough credit analysis of individual issuers through in-depth proprietary research
         * Technical analysis of trading and ownership patterns of targeted securities
         * Adjusting the average maturity or duration of the portfolio to take advantage of or to minimize the impact of interest rate fluctuations.

The portfolio's weighted average maturity will normally be between 5 and 10 years, although this may vary substantially with changing market conditions. Because most emerging market debt is issued in U.S. dollars, it is expected that the Fund will not normally have foreign currency holdings. However, the Fund may invest in debt denominated in local currencies or other international currencies. In such cases, the Fund will seek to hedge against currency fluctuations.

RISKS --

         There are numerous and significant risks involved in investing in emerging markets securities. While bonds are generally considered safer than stocks for investors seeking diversification into emerging markets, there are several types of risks that should be considered.

Overall, this Fund must be considered a high-risk investment suitable only for a portion of an individual's portfolio.

         Any bond fund involves the risk of capital loss due to changes in interest rates. This is a normal process in which rising interest rates cause the price of bonds to fall. There are, additionally, risks associated with high yield (junk) bonds. See the discussion in the section on Investment Objectives, Principal Investment Strategies and Related Risks for the High Yield Fund.

         The unique risks associated with emerging market debt include:

         * Credit risk - Companies and governments in emerging nations may not be as strong financially as those in other nations and may be more vulnerable to changes in worldwide markets and the world economy. The entire securities market in an emerging market nation can experience sudden and sharp price swings. Furthermore, accounting and other financial reporting standards are often less rigorous, so that less information may be available to investors. There is also generally less governmental regulation that may mean less protection for investors.

         * Liquidity risk - Because of lower trading volumes and the lack of secondary trading markets for most emerging markets securities, there is a greater potential for price volatility. With fewer buyers, large purchases or sales may have a disproportionate impact on prices.

         * Currency risk - That portion of the portfolio which is not denominated in U.S. dollars is exposed to the fluctuations of the currency markets, as well as the increased costs involved in converting currency into U.S. Dollars.

         * External risk - Investing in emerging markets debt securities involves political, social and economic risks including the risk of nationalization or expropriation of assets and the risk of war. Certain countries may impose restrictions on foreign investors. Certain trading practices, such as settlement delays or differing hours and days of operation, may also expose the Fund to risks not customary with U.S. investments. Furthermore, it may be more difficult to obtain a judgment in a court outside the U.S.

SHAREHOLDER INFORMATION
-----------------------

SHARE VALUES
------------

    O Each Fund's per share net asset value ("NAV") is determined and its shares are priced as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern Time) on each Business Day of the Funds (the "Valuation Time").

    O Your shares are bought, sold or exchanged at the NAV (plus any applicable sales charge as noted under "Distribution Arrangements" below) determined after your request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same Business Day. Any request received in proper form after the Valuation Time will be processed the next Business Day.

    O A Business Day is any day that the NYSE is open for business or any day in which there is enough trading in the securities held by a Fund to affect the NAV materially. Currently, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

    O Each Fund's NAV can be found daily during the business week in The Wall Street Journal and other newspapers.

    O Each Fund's securities are generally valued at current market prices. Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each Business Day at various times prior to the close of regularly scheduled trading on the NYSE. The values of such securities used in computing the NAV of Fund shares are generally determined as of such times. However, because the calculation of the Fund's NAV will not take place contemporaneously with the determination of the values of the Fund's portfolio securities, events affecting the values of portfolio securities that occur between the time their prices are determined and the time the Fund's NAV is calculated will not be reflected in the NAV unless the Adviser, under the supervision of the Trustees, determines that the particular event should be taken into account in computing the Fund's NAV.

    O Foreign Securities may trade on weekends or other days when the Fund does not price its shares. While the NAV may change on these days, Shareholders will not be able to purchase or redeem Fund shares.

PURCHASING AND SELLING YOUR SHARES
----------------------------------

         GENERAL
         -------

         Shares are sold on a continuous basis by the Fund's Distributor, BISYS Fund Services, located at 3435 Stelzer Road, Columbus, Ohio 43219. You may also purchase shares through securities dealers and banks that have established dealer agreements with the Distributor. You are encouraged to consult a registered financial representative for assistance in making an investment selection. Any fees they charge will be in addition to and unrelated to the fees and expenses charged by the Fund(s). Buying or selling shares automatically is easy with the services described in the following chart.


                            INSTRUCTIONS FOR ACCOUNTS
                            -------------------------

      TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT                       TO SELL SHARES
Choose the Fund and the class of      Choose the Fund and the class of        Choose from which Fund and class of
shares in which you want to invest.   shares in which you want to invest.     shares you wish to sell your shares.

Each Fund's minimum initial           Each Fund's minimum initial             Normally, the Fund will send your
investment amounts for Class A or     investment amounts for Class A or       redemption proceeds on the next
Class B shares are as follows*:       Class B shares are as follows*:         Business Day after receipt of the
                                                                              redemption request, but the Fund may
Non-retirement account     $1,000     Non-retirement account     $50          take up to seven days to send you the
Retirement account**       $  500     Retirement account**       $50          redemption proceeds.


In Writing:

Complete the application.             Complete the detachable investment      Write a letter of instruction that
                                      slip from your account statement, or    includes:
Make your check+ payable to:          if the slip is not available, include   - your name(s)and signature(s)
Summit Investment Trust -             a note specifying the fund name,        - your account number
[Fund Name]                           share class, your account number and    - the fund name
                                      the name on the account.                - the dollar amount you want to sell
                                                                              - how and where to send the proceeds

                                                                              You may request redemption forms by
                                                                              calling 1-800-272-3442.
                                                                              Your redemption may require a
                                                                              signature guarantee.++++


                                                                              All requests for redemptions from IRA
                                                                              accounts must be in writing.

Mail your application and a check     Mail the slip, along with your check    Mail your letter to:
to:                                   made payable to Summit Investment
                                      Trust - [Fund Name] to:

Summit Investment Trust               Summit Investment Trust                 Summit Investment Trust
P.O. Box 182448                       P.O. Box 182448                         P.O. Box 182448
Columbus, Ohio  43218-2448            Columbus, Ohio  43218-2448              Columbus, Ohio  43218-2448

If mailed by overnight services,      If mailed by overnight service, mail    If mailed by overnight service, mail
mail to:                              to:                                     to:

Summit Investment Trust               Summit Investment Trust                 Summit Investment Trust
c/o BISYS Fund Services               c/o BISYS Fund Services                 c/o BISYS Fund Services
Attn: T.A. Services                   Attn: T.A. Services                     Attn: T.A. Services
3435 Stelzer Road                     3435 Stelzer Road                       3435 Stelzer Road
Columbus, Ohio  43219                 Columbus, Ohio  43219                   Columbus, Ohio  43219


By Telephone++:

TELEPHONE - If your bank is a         TELEPHONE - If you have not already     TELEPHONE - When you are ready to
member of Automated Clearing House    completed the portion of the account    redeem call 1-800-272-3442 and select
("ACH"), your account can be set up   application related to telephone        how you would like to receive the
with the ACH feature. Complete the    purchases, call 1-800-272-3442 to       proceeds:
portion on the account application    obtain an application.  After the
related to telephone purchases.       request is completed, call to request   - Mail your redemption check to the
                                      the amount to be transferred to your    address of record
                                      account.                                - Wire funds to a domestic financial
                                                                              institution
                                                                              - Mail to a previously designated alternate
                                                                              address
                                                                              - Electronically transfer the funds via
                                                                              ACH


WIRE: To obtain instructions for      WIRE - To obtain instructions for       WIRE - Be sure the fund has your bank
Federal Funds wire purchases for      Federal Funds wire purchases for the    account information on file. Call us
the funds, please call the Trust at   funds, please call the Trust at         to request your transaction. Proceeds
1-800-272-3442.                       1-800-272-3442.                         will be wired to your bank.



Through a Securities Dealer+++:


You may purchase shares of a Fund     You may purchase shares of a Fund by    You may sell your shares by contacting
by contacting a securities dealer     contacting a securities dealer having   a securities dealer having a dealer or
having a selected dealer agreement    a selected dealer agreement or          selling agreement with the
or selling agreement with the         selling agreement with the              Distributor, BISYS Fund Services.
Distributor, BISYS Fund Services.     Distributor, BISYS Fund Services.


Orders for shares of the Fund will
be assigned the next NAV determined
after receipt of the order by the
Transfer Agent. The securities dealer
is responsible for transmitting such
orders promptly to the Transfer Agent.
If the securities dealer fails to do
so, the investor's right to that day's
NAV must be settled between the investor and the securities dealer.

Automatically:
AUTOMATIC INVESTMENT PLAN - Indicate  ALL SERVICES - Call us to request a     AUTOMATIC WITHDRAWAL PLAN - Call us to
on your application which automatic   form to add any automatic investing     request a form to add the plan.
service(s) you want.                  service.  Complete and return the       Complete the form, specifying the
                                      forms along with any other required     amount and frequency of withdrawals
Return your application with your     materials.                              you would like.
investment.
                                                                              Be sure to maintain an account balance of
                                                                              $10,000 or more.


* A Fund may waive its minimum requirement. In addition, the Distributor can reject any purchase order if it considers it in the best interests of the Fund and its shareholders.

** Each Fund is eligible as a vehicle for a wide range of retirement plans for individuals and institutions (including large and small businesses), including IRAs, SEP-IRAs, Keoghs (profit sharing or money purchase pension), 401(k) plans and 403(b) plans. For information on retirement plans, please consult your broker-dealer.

+ All checks should be in U.S. Dollars and drawn on U.S. banks. If your check is returned to any reason, you may be charged for any resulting fees or losses. Third-party checks will not be accepted.

++ Unless you have instructed us otherwise, only one account owner needs to call in redemption requests. All telephone calls are recorded for your protection and reasonable procedures are taken to verify the identity of the caller (such as providing your account number and taxpayer identification number). If such measures are followed to ensure against unauthorized transactions, neither the Trust, the Adviser, the Transfer Agent nor the Distributor will be responsible for any losses.

+++ Under certain circumstances, the Summit Investment Trust has entered into one or more agreements (each a "Sales Agreement") with brokers, dealers or financial institution (each, an "Authorized Dealer") under which the Authorized Dealer may directly, or through intermediaries that the Authorized Dealer is authorized to designate under the Sales Agreement (each, a "Sub-designee"), accept purchases and redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the purchase or redemption order and such order will be priced at the Fund's NAV next computed after such order is accepted by the Authorized Dealer or Sub-designee.

++++ A signature guarantee is required for the following redemption requests: redemptions over $10,000; your account registration or the name(s) on your account has changed within the last 15 days; the check is not being mailed to the address on your account; the check is not being made payable to the owner of the account; or if the redemption proceeds are being transferred to another Fund account with a different registration. A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, securities exchanges and associations, clearing agency, or savings association. The Transfer Agent reserves the right to reject any signature guarantee if: it has reason to believe that (1) the signature is not genuine; (2) the transaction would otherwise be improper; or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
-------------------------------------------------------------

         A Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing shares of the Fund. Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         A Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Trust IRA must distinguish the type and year of the contribution.

         For more information on a Trust IRA call the Trust at 1-800-272-3442. Shareholders are advised to consult a tax advisor on Trust IRA contribution and withdrawal requirements and restrictions.



SELLING YOUR SHARES
-------------------

GENERAL

         You can withdraw all or any portion of your investment by redeeming (selling) your shares at the next determined NAV after receipt of the redemption order. If your redemption order is received by 4:00 p.m. Eastern Time on a Business Day, your redemption will receive the NAV determined the same Business Day. For investments that have been made by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Funds (which may require up to 15 business days). You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

         An investor who purchases $500,000 or more of the Class A shares of a Fund and is not assessed a sales charge at the time of purchase, may be assessed a sales charge equivalent to 1% of the lesser of the purchase price or the current NAV of such shares on such shares that are redeemed prior to the first anniversary of the purchase. In determining whether the sales charge of 1% is payable, the Fund will first redeem shares not subject to the 1% sales charge.

         Under the Sales Agreement, the Authorized Dealer or Sub-designee is authorized to accept redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a redemption order when the Authorized Dealer or Sub-designee accepts the redemption order and such order will be priced at the Fund's NAV next computed after such order is accepted by the Authorized Dealer or Sub-designee.

         As described under "Distribution Agreements," your redemption proceeds from Class B Shares are net of any applicable deferred sales charges. You may choose from the following redemption methods:


REDEMPTION OF SMALL ACCOUNTS

         Due to the relatively high cost of servicing small accounts, the Trust reserves the right to redeem a Fund's shares at NAV, on not less than 60 days' notice, in your account if your account has fallen below the minimum balance of $300 because of redemptions you have made. However, if you add to your account to bring it up to the minimum balance within the 60 day notice period, the Fund's shares in your account will not be redeemed. This redemption policy is applicable on a fund-by-fund basis.

REDEMPTION IN KIND

         Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders, to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs.

EXCESSIVE TRADING

         The Adviser may bar excessive traders from purchasing shares of a Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Funds within any 120-day period. For example, assume you are invested in a Fund. You can move substantial assets from the Fund to the other Fund and, within the next 120 days, sell your shares in that Fund to return to the first Fund or move your assets to a money market Fund (as described under "Other Shareholder Services - Exchange Privilege" below.)

         If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Funds. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan described in "Other Shareholder Services."

DISTRIBUTION ARRANGEMENTS
-------------------------

        Before you open an account in the Fund(s) you selected, you should consider the most cost effective way for you to invest by choosing the appropriate share class. This section describes the differences between the share classes and ways to qualify for reduced sales charges.


        ------------------------------------------------------------------------------------------
                    CLASS A                                            CLASS B
        ------------------------------------------------------------------------------------------
        Front-end  sales charge; reduced sales              No front-end sales charge.
        charges may be available.

        Lower annual expenses then Class B                  Higher annual expenses than
                                                            Class A shares.

        Subject to annual distribution and shareholder      A deferred sales charge maybe imposed;
        servicing fees of up to .25% of the Fund's          shares automatically convert to Class A
        total assets.**                                     Shares. Maximum investment is $250,000.

                                                            Subject to annual distribution and
                                                            shareholder servicing fees of up to
                                                            1.00% of the Fund's assets.**


GENERAL
-------

        You pay no sales charges on shares of any class you buy with reinvested distributions. In addition to the compensation paid to investment representatives as described below, the Distributor may provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events and merchandise. None of this incentive compensation is paid for by any Fund or its shareholders.


CALCULATION OF SALES CHARGES
----------------------------

--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------

         Class A shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you

--------

** See "Distribution (12b-1) fees" on page 30.

invest increases above certain breakpoints. The current sales charge rates and commissions paid to investment representatives are as follows:



                                               SALES CHARGE          SALES CHARGE        DEALER REALLOWANCE
                                                 AS A % OF            AS A % OF               AS A % OF
                                              OFFERING PRICE       YOUR INVESTMENT         OFFERING PRICE
          YOUR INVESTMENT
-------------------------------------------- ------------------ ----------------------- ----------------------
Up to $100,000                                    4.50%                 4.71%                    4.05%
-------------------------------------------- ------------------ ----------------------- ----------------------
$100,000 but less than $250,000                   3.50%                 3.63%                    3.15%
-------------------------------------------- ------------------ ----------------------- ----------------------
$250,000 but less than $500,000                   2.25%                 2.30%                    2.03%
-------------------------------------------- ------------------ ----------------------- ----------------------
$500,000 and above*                               0.00%*                0.00%*                   0.00%*
-------------------------------------------- ------------------ ----------------------- ----------------------


         The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

         The Fund's Distributor receives this sales charge and may reallow discounts to securities dealers with whom it has agreements and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. The Distributor may also pay banks and other financial service firms that provide services for their clients to facilitate transactions in shares of the Fund a transaction fee up to an amount equal to the greater of the full applicable sales charge or the "Dealer Reallowance as a % of Offering Price" as shown in the above table. In such circumstances, dealers, banks, other financial service firms or intermediaries may be deemed to be underwriters under the Securities Act of 1933, as amended. Banks are currently prohibited under the Glass-Steagall Act, as amended, from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. In addition, state securities laws may differ from federal laws regarding banks and financial institutions which may be required to register under state securities laws as brokers and/or dealers.

         The sales charges set forth in the above table are applicable to purchases made at one time by any investor, which includes: (i) an individual, his or her spouse and children under the age of 21; and (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account. In order to qualify for the lower sales charges keyed to the breakpoints ($100,000; $250,000; and $500,000) set forth in the table, all orders from an investor will


--------
* There is no initial sales charge on purchases of $500,000 or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the lesser of the purchase price or the current NAV may be charged to the shareholder if shares are redeemed in the first year after purchase. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price at the time of purchase.

have to be placed through a single investment dealer and identified at the time of purchase as originating from the same investor, although such orders may be placed into more than one discrete account which identifies the investor.


--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------

         Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of a Fund before the sixth anniversary of their purchase, you will be assessed a contingent deferred sales charge ("CDSC"), on the lesser of the offering price at the time of their purchase or the NAV at the time of redemption (the "Dollar Amount Subject To Charge") according to the following schedule:


        ------------------------------------------------ ------------------------------------------------
                                                                     CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                           AMOUNT SUBJECT TO CHARGE
        ------------------------------------------------ ------------------------------------------------
                              0-1                                             5.00%
                              1-2                                             4.00%
                              2-3                                             3.00%
                              3-4                                             3.00%
                              4-5                                             2.00%
                              5-6                                             1.00%
                          more than 6                                         None
        ------------------------------------------------ ------------------------------------------------

         In the case of a partial redemption, Class B shares not subject to a CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typical shares held for the longest time).

         The Distributor pays a commission of 4.00% of the original purchase price at the time of purchase to investment representatives who sell Class B shares of the Funds.

         CONVERSION FEATURE - CLASS B SHARES

         o Class B shares will automatically convert to Class A shares of the same Fund after eight years.
         o Conversion periods are measured from the end of the month in which the Class B shares were purchased.
         o After conversion, your shares will be subject to the lower distributions and shareholder servicing fees charged on Class A shares.
         o You will not be assessed any sales charge or fees for conversion of shares, nor will the transaction be subject to any tax.

         o Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.
         o If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together for purposes of calculating the six- and eight-year time periods.

SALES CHARGE REDUCTIONS AND WAIVERS FOR CLASS A SHARES

         The investor must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information, including identification of all share accounts to be considered in determining sales charge reductions or waivers, to permit confirmation of the qualification.

         You may qualify for reduced sales charges in the following cases:

         1. LETTER OF INTENT. You purchase Class A shares of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. The applicable sales charge will be determined in accordance with the total amount to be invested. All shares of the Funds previously purchased and still beneficially owned by the investor may, upon written notice to the Transfer Agent, also be included at the current NAV to reach the above minimums. A Letter of Intent may be executed by checking the appropriate box on the Account Registration Form. (See "Letter of Intent" contained in the SAI.")

         2. RIGHTS OF ACCUMULATION. You may add the value of any Class A shares you already own to the amount of your next purchase of Class A shares for purposes of calculating the sales charge at the time of purchase.

         3. COMBINATION PRIVILEGE. You can combine Class A shares of both Funds for purposes of calculating the sales charge. You may also combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.


         Sales Charge Waivers apply for the following investors:

              o Investors purchasing shares of the Funds through reinvestment of dividends and distributions by the Funds.

              o A Trustee or officer of the Trust, or the immediate families (i.e., the spouse or any children) of such persons.

              o Any full-time employee or registered representative of broker-dealers having dealer agreements with the Distributor ("Selling Broker") and their immediate families (or any trust, pension, profit-sharing or other benefit plan for such persons).

              o Other investment companies, the securities of which are also distributed by BISYS Fund Services, The BISYS Group, Inc. or other affiliated companies.

              o Directors, trustees, employees, and family members of the Adviser or "Affiliated Providers;"* or trade organization to which the Adviser or the Administrator belong.

              o Any Union Central Life separate account used to Fund tax-qualified variable annuity contracts; a director, officer, full-time employee or sales representative of Union Central Life or any of its affiliates, or the Distributor or any of its affiliates; the immediate families of such persons; or any trust, pension, profit-sharing or other benefit plan for such persons.

              o A registered investment adviser purchasing for discretionary accounts, provided such registered adviser executes a Fund load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from the Distributor, without a broker, and is unavailable if the registered adviser is part of an organization principally engaged in the brokerage business.

              o Investors who purchase shares for trust or other advisory accounts established with the Adviser or its affiliate.

              o Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser and its affiliates or invested in any Fund.

              o Investors who reinvest shares from another mutual Fund complex within 90 days after redemption, if they paid a sales charge of more than 2.25% for those shares.

              o Investment representatives who purchase Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

         In addition, no sales charge will be assessed in connection with certain exchange arrangements made with two no-load money market portfolios and the Funds described below under "Other Shareholder Services - Exchange Privilege."


SALES CHARGE WAIVERS FOR CLASS B SHARES

The CDSC will be waived for the following redemptions:

              o Distribution from retirement plans if the distributions are made:


--------
* Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Fund.

                  (1) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2 or;

                  (2) following the death or disability of the participant or beneficial owner.

              o Redemptions from accounts other than retirement accounts following the death or disability of the shareholder;

              o   Returns of excess contributions to retirement plans;

              o Distributions of less than 12% of the annual account value o under an Automatic Withdrawal Plan; and

              o Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.


DISTRIBUTION (12B-1) FEES
-------------------------

         Each Fund pays annual fees as a percentage of the net assets of the Fund, which are called 12b-1 fees. 12b-1 fees are paid to the Distributor as compensation for its services and expenses relating to the sale and distribution of the Fund's shares and the providing of shareholder services. The Distributor in turn pays all or part of the 12b-1 fee to investment representatives for these purposes. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

         2. Class B shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution activities.

SERVICES FOR FUND INVESTORS
---------------------------

         As a shareholder of the Fund(s), you can take advantage of other privileges. You can set up most of these services with your application or by calling 1-800-272-3442.


    AUTOMATIC INVESTMENT PLAN         You can make automatic investments into
                                      the funds on a monthly or quarterly basis by checking the Automatic Investment Plan box on the Account Application. A minimum investment of $500 is required. Automatic withdrawals from your bank account in an amount of $50 or more will be invested in the class of shares of a fund that you designate. You can set up the Automatic
                                      Investment Plan by providing your bank
                                      account information and following the
                                      instructions on your Account Registration
                                      Form.


    EXCHANGE PRIVILEGE                The Exchange Privilege permits you to sell
                                      your shares for the shares of the same
                                      class of another Fund within the Trust
                                      without paying additional sales charges.
                                      No transaction fees are charged for the
                                      exchanges. The minimum investment
                                      requirements for the Fund must be met at the time of your exchange. Exchanges are subject to the following conditions:

                                          Class A shares of a Fund may be
                                          exchanged for shares of two no-load
                                          money market portfolios of The ARCH
                                          Fund, Inc., namely, the ARCH Money
                                          Market Portfolio and the ARCH Treasury
                                          Money Market Portfolio (the "Money
                                          Market Funds"), and for Class A shares
                                          of the other Fund. The ARCH Fund, Inc.
                                          is an investment company for which
                                          BISYS Fund Services also serves as the
                                          distributor. Since shares of the Money
                                          Market Funds may be purchased at no
                                          load, purchases of shares of the Fund
                                          made by redeeming shares of the Money
                                          Market Funds will be subject to the
                                          sales charge applicable to an initial
                                          purchase of shares of the Fund (see
                                          "Sales Price and Sales Charges"
                                          above). However, shareholders
                                          exchanging shares of the Money Market
                                          Funds that were acquired through a
                                          previous exchange of shares of the
                                          Fund on which a sales charge was paid
                                          (or would have been paid, if not for
                                          the purchase amount of $500,000 or
                                          more) will not be required to pay an
                                          additional sales charge upon exchange
                                          of those shares into shares of the
                                          Fund.

                                          Shareholders exchanging shares for
                                          shares of the other Fund on which a
                                          sales charge was paid (or would have
                                          been paid, if not for the purchase
                                          amount of $500,000 or more) will not
                                          be required to pay an additional sales
                                          charge upon exchange of those shares
                                          into shares of the Fund. Under these
                                          circumstances, the shareholder must
                                          notify the Distributor that a sales
                                          charge was originally paid (or would
                                          have been paid, if not for the
                                          purchase amount of $500,000 or more)
                                          and provide the Distributor with
                                          sufficient information to permit
                                          confirmation of the shareholder's
                                          right not to pay a sales charge.

                                      The Exchange Privilege may be changed or eliminated at any time upon 60 days notice to shareholders. Exchanges may be made by a written request by using the Trust's Exchange Request Form, or by phone, by calling 1-800-272-3442.



    AUTOMATIC WITHDRAWAL PLAN         The Automatic Withdrawal Plan allows you
                                      to redeem shares from the Fund(s). You, or the person you designate will receive monthly or quarterly payments. The minimum withdrawal amount is $100. You must have an account value of $10,000 or more to start withdrawals. The Automatic
                                      Withdrawal Plan is not available for Class
                                      B shares. Requests for this privilege made after the initial application require signature guarantees, unless the payments are to be made to you and mailed to the address of record on your account. No redemption will occur if the account balance falls below the amount required to meet the requested withdrawal amount.


    REINSTATEMENT PRIVILEGE           The Reinstatement Privilege allows you to
                                      purchase shares, within 90 days of
                                      redemption, without a sales load. Under
                                      this plan you may purchase only the amount of redemption proceeds that you received.
                                      You must submit a written reinstatement
                                      request, along with the payment to the
                                      Fund's Transfer Agent within 90 days of
                                      the trade date of the redemption. To
                                      receive a Reinstatement Request Form call
                                      1-800-272-3442.

    CONFIRMATION OF SHARE             Every shareholder will receive a
    TRANSACTIONS &                    confirmation of each new transaction in
    DIVIDEND PAYMENTS                 their account. The Trust will confirm all
                                      account activity and shareholders may rely on these statements in lieu of stock certificates.



DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         The Fund declares and pays income dividends monthly. If the Fund has net capital gains (after subtracting any capital losses) they are declared and paid at least annually. Dividend and capital gain distributions are reinvested in additional shares unless you select another option on your Account Registration Form.

TAX INFORMATION

Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax as ordinary income or capital gains. Distributions paid to you in January, but declared in December of the previous year, will be considered to have been paid the previous December. Distributions that are taxed as capital gains may be taxable at different rates. In January of each year you will receive a statement that shows the tax status of distributions you received from the Fund for the previous calendar year.

If you sell your shares or if you exchange your shares in the Fund for shares in another Summit Investment Trust Fund, you will generally have a capital gain or loss. The rate of tax imposed upon any gain from the sale or exchange of Fund shares will depend upon the length of time you held your shares.

Distributions that you receive from the Fund and gains from the sale or exchange of your Fund shares will generally be subject to state and local income tax. Distributions from the Fund to non-U.S. shareholders may be subject to U.S. income tax withholding. Fund shares held by a non-U.S. investor may be subject to U.S. estate tax.

The Fund may be required to withhold 31% on distributions paid to you and on proceeds you receive when you sell or exchange Fund shares. This is called back-up withholding. Back-up withholding is imposed when you fail to provide the Fund with your correct taxpayer identification number ("TIN") or fail to certify that your TIN is correct. Even if you supply the Fund with your TIN and you make the required certifications, the IRS may instruct the Fund that it is required to impose back-up withholding on amounts paid to you.

THIS TAX DISCUSSION PROVIDES GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "TAX STATUS" IN THE SAI.

ABOUT YOUR ADVISER
------------------

ORGANIZATION AND MANAGEMENT OF THE FUNDS
----------------------------------------

         In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund paid on an annual basis for the advisory services described. The SAI has more detailed information about the Investment Adviser and other service providers.

         "Year 2000 disclosure to be added by Amendment. To the extent relevant, this discussion will include: (1) the company's state of readiness; (2) the costs to address the company's Year 2000 issues; (3) the risks of the company's Year 2000 issues; and (4) the company's contingency plans."

         THE INVESTMENT ADVISER

         First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Funds. FSCM was organized on January 4, 1994, principally for purposes of sponsoring and managing the Trust pursuant to a Joint Venture Agreement (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon" or the "Sub-Adviser"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation.
         Portfolio Manager -- Since May 21, 1996, for the High Yield Fund, and since the Fund's inception, for the Emerging Markets Fund, Steven R. Sutermeister has been primarily responsible for the day-to-day management of the Funds' investment portfolios. The portfolio manager has extensive experience in managing high yield investment portfolios. Mr. Sutermeister has been a Representative of FSCM since its organization in January 1994, and has also been a Vice President and Director of the Fixed Income Group of Carillon since September, 1990. In that capacity, Mr. Sutermeister oversees the management of over $4 billion in fixed income assets as of _________, 1998, and is personally responsible for the investment of nearly $500 million in high yield assets as of _____, 1998, for various clients. In addition, Mr. Sutermeister serves as the portfolio manager of Carillon Bond Fund, another registered investment company that is advised by Carillon.

         THE ADVISORY AGREEMENT

         The Adviser serves pursuant to an Investment Advisory Agreement with the Trust dated June 27, 1994, as amended and restated December 16, 1997 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies and restrictions as set forth in this prospectus, the SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

During the term of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The advisory services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

         THE ADVISORY FEE

         HIGH YIELD FUND -- As full compensation for services furnished to the High Yield Fund and expenses of the Fund assumed by the Adviser, the Adviser is entitled to receive from the Fund an advisory fee which increases or decreases based on the total return investment performance of the Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index (the "Index") for the same period (the "Index Return").

         The advisory fee is paid monthly at an annual rate that varies between 0.35% and 1.15% of the High Yield Fund's average daily net assets. The advisory fee is structured so that it will be 0.75% of the Fund's average daily net assets if the Fund's investment performance for the preceding twelve months (net of all fees and expenses, including the advisory fee) equals the Index Return. The advisory fee increases or decreases from the "fulcrum fee" of 0.75% by 4% of the difference between the Fund's investment performance during the preceding twelve months and the Index Return during that period, up to the maximum fee of 1.15% of average daily net assets or down to the minimum fee of 0.35%. The following table shows examples of the advisory fees that would be applicable at the stated levels of the Fund's performance relative to the Index Return for a particular twelve-month period:

                                                                             ADVISORY FEE
         FUND PERFORMANCE                                                   (AS % OF AVERAGE
         (NET OF FEES AND EXPENSES)                                         DAILY NET ASSETS)
         --------------------------                                         -----------------
         Index Return        +      10 percentage points or more                  1.15%
         Index Return        +      9                                             1.11
         Index Return        +      8                                             1.07
         Index Return        +      7                                             1.03
         Index Return        +      6                                             0.99
         Index Return        +      5                                             0.95
         Index Return        +      4                                             0.91
         Index Return        +      3                                             0.87
         Index Return        +      2                                             0.83
         Index Return        +      1                                             0.79
         Index Return               0                                             0.75
         Index Return        -      1                                             0.71
         Index Return        -      2                                             0.67
         Index Return        -      3                                             0.63
         Index Return        -      4                                             0.59

         Index Return        -      5                                             0.55
         Index Return        -      6                                             0.51
         Index Return        -      7                                             0.47
         Index Return        -      8                                             0.43
         Index Return        -      9                                             0.39
         Index Return        -      10 percentage points or more                  0.35


         For the fiscal year ended May 31, 1998, the Adviser received an investment advisory fee of $262,141 (0.55%), following certain voluntary waivers. Absent the voluntary waivers undertaken by the Adviser, the Adviser would have been entitled to receive an advisory fee of $434,032 (0.90%), based on the Fund's performance for the fiscal year ended May 31, 1998, pursuant to the performance schedule above. Under the provisions of the Advisory Agreement, the Adviser is entitled to receive one-twelfth of the performance related portion of the fee computed for the preceding twelve-month period. At the present time, the Adviser has agreed to waive a portion of its advisory fee so as to limit the Fund's total annual expenses to 1.60% for the Class A shares and 2.35% for the Class B shares of the Fund.

         The advisory fee paid by the High Yield Fund may exceed the advisory fees paid by most other investment companies, even if the investment performance of the Fund is less than the Index Return. In addition, the "fulcrum fee" of 0.75% is higher than the fees paid by most other investment companies, although it is not necessarily higher than the fees paid by most Fund portfolios having the same investment objective and policies as the Fund. Investors may pay higher advisory fees under the performance arrangement even though the Fund's performance may have declined. For example, if the market declined and the Index dropped by 27 percentage points, and the Fund's performance declined by 17 percentage points, the Adviser would be entitled to be paid by the Fund the maximum advisory fee, absent any voluntary waivers.

         EMERGING MARKETS FUND -- As full compensation for services furnished to the Emerging Markets Fund and expenses of the Fund assumed by the Adviser, the Adviser is entitled to receive from the Fund an advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The advisory fee is paid monthly. However, the Adviser has voluntarily agreed to reduce its fee, and to reimburse the Fund, if necessary, if the advisory fee would cause the Fund's total annual operating expenses to exceed 2.00% for the Class A shares and 2.75% for the Class B shares of the Fund. For the fiscal year ended May 31, 1998, the Adviser received an investment advisory fee of $61,669 (0.60%), following certain voluntary waivers. Absent the voluntary waivers undertaken by the Adviser, the Adviser would have been entitled to receive an advisory fee of $77,180 (0.75%).

         THE SUB-ADVISER

         Carillon, an Ohio corporation with offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is registered as an investment adviser under the Investment Advisers Act of 1940. The Sub-Adviser is a wholly-owned subsidiary of Union Central Life. The Sub-Adviser currently acts as the Sub-Adviser to the High Yield Fund and the Emerging Markets Fund. Carillon and its affiliates currently act as an investment adviser to the Carillon Group of Mutual Funds, which consist of the Carillon Fund, Inc. and the Carillon Investment Trust.

         THE SUB-ADVISORY AGREEMENT

         The Sub-Adviser serves pursuant to an Investment Sub-Advisory Agreement with the Adviser dated December 31, 1997 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Fund. The Sub-Adviser provides investment research and advice with respect to securities, investments and cash equivalents in the Fund. Research services provided by the Sub-Adviser include information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to portfolio securities. Such supplemental research may be subject to additional analysis by the Adviser.



         THE DISTRIBUTOR AND ADMINISTRATOR

         BISYS Fund Services is the Trust's distributor and administrator.



OTHER INFORMATION ABOUT THE FUNDS
---------------------------------


SHAREHOLDER INQUIRIES
---------------------

         Please direct any questions or requests that you may have concerning the Trust or your Fund account by writing to Summit Investment Trust, 3435 Stelzer Road, Columbus, OH 43219, or by calling the Trust at 1-800-272-3442.

FINANCIAL HIGHLIGHTS
--------------------

The following table provides financial highlights for the Funds for each of the periods presented. The Funds' financial highlights for each of the periods presented have been audited by PricewaterhouseCoopers LLP, independent auditors, whose unqualified report thereon is included in the SAI. The Funds' financial statements, notes to financial statements and report of independent accountants are included in the SAI as well as in the Funds' Annual Report to Shareholders (the "Annual Report"). Additional performance information for the Funds are included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back card page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.


SUMMIT HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS

                                                                    HIGH YIELD SHARES
                                                       --------------------------------------------
                                                                                            FOR THE
                                                                                            PERIOD
                                                       YEAR          YEAR        YEAR       JUNE 27,
                                                       ENDED         ENDED       ENDED      1994 TO
                                                      MAY 31,       MAY 31,     MAY 31,     MAY 31,
                                                       1998          1997        1996       1995(a)
                                                      -------       -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...............   $ 11.32       $ 11.05     $ 10.11     $ 10.00
                                                      -------       -------     -------     -------
INVESTMENT ACTIVITIES:
     Net investment income.........................      1.01          0.99        1.01        0.83
     Net realized and unrealized gains (losses)
        on investments.............................      0.70          0.90        0.95        0.11
                                                      -------       -------     -------     -------
          Total from Investment Activities.........      1.71          1.89        1.96        0.94
                                                      -------       -------     -------     -------
DISTRIBUTIONS:
     Net investment income.........................     (1.01)        (0.99)      (1.01)      (0.83)
     In excess of net investment income............                   (0.13)
     Net realized gains............................     (1.03)        (0.50)      (0.01)
                                                      -------       -------     -------     -------
          Total Distributions......................     (2.04)        (1.62)      (1.02)      (0.83)
                                                      -------       -------     -------     -------
NET ASSET VALUE, END OF PERIOD.....................   $ 10.99       $ 11.32     $ 11.05     $ 10.11
                                                      =======       =======     =======     =======
Total Return (excludes sales charges)..............     16.17%        18.15%      20.34%       9.97%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000).............   $55,643       $34,707     $28,628     $27,676
     Ratio of expenses to average net assets.......      1.60%         1.60%       1.60%       1.56%(c)
     Ratio of net investment income to average
        net assets.................................      8.81%         8.73%       9.42%       9.13%(c)
     Ratio of expenses to average net assets*......      2.03%         2.32%       2.24%       1.61%(c)
     Ratio of net investment income to average
        net assets*................................      8.38%         8.01%       8.78%       9.08%(c)
     Portfolio turnover (d)........................    518.74%       271.68%     187.61%    158.36%

-------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


SUMMIT EMERGING MARKETS BOND FUND

                              FINANCIAL HIGHLIGHTS

                                                                       FOR THE
                                                                      FIVE MONTH
                                                                     PERIOD ENDED
                                                                        MAY 31,
                                                                       1998(a)
                                                                       --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................      $ 10.00
                                                                       --------
INVESTMENT ACTIVITIES:
     Net investment income.......................................         0.35
     Net realized and unrealized gains (losses) on investments...        (0.15)
                                                                       --------

          Total from Investment Activities.......................         0.20
                                                                       --------

DISTRIBUTIONS:
     Net investment income.......................................        (0.33)
                                                                       --------

          Total Distributions....................................        (0.33)
                                                                       --------

NET ASSET VALUE, END OF PERIOD...................................      $  9.87
                                                                       ========

Total Return (excludes sales charges)............................          2.01%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000)...........................      $ 25,879
     Ratio of expenses to average net assets.....................          2.00%(c)
     Ratio of net investment income to average net assets........          8.67%(c)
     Ratio of expenses to average net assets*....................          2.20%(c)
     Ratio of net investment income to average net assets*.......          8.47%(c)
     Portfolio turnover..........................................         85.69%

-----------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

For investors who want more information about             SUMMIT HIGH YIELD FUND
the Funds, the following documents are available upon request:

                                                          SUMMIT EMERGING
                                                          MARKETS BOND FUND
ANNUAL & SEMIANNUAL REPORTS:
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The
SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


---------------------------------------------------

You can receive free copies of reports and SAI, request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or by contacting the Funds directly at:

Summit Investment Trust
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-272-3442
E-mail: invest.serv@SummitFunds.com
Internet: http://www.SummitFunds.com

---------------------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the SEC. You can receive text-only copies:
o  For a fee, by writing the Public Reference
   Section of the SEC, Washington, D.C. 20549-6009
   or calling 1-800-SEC-0330
o  Free from the SEC's Internet Website at
   http://www.sec.gov.


                                      (Investment Company Act file no. 811-8406)

                             SUMMIT INVESTMENT TRUST

                                  (THE "TRUST")

                      3435 STELZER ROAD COLUMBUS, OH 43219

                                 1-800-272-3442

                       STATEMENT OF ADDITIONAL INFORMATION

                             SUMMIT HIGH YIELD FUND

                        SUMMIT EMERGING MARKETS BOND FUND




         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for the Summit High Yield Fund and the Summit Emerging Markets Bond Fund, dated September 30, 1998. The prospectus may be obtained by writing to Summit Investment Trust, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-272-3442.

                   The date of this SAI is September 30, 1998.

                                TABLE OF CONTENTS

                                                                                                                       PAGE


GENERAL INFORMATION.......................................................................................................1


INVESTMENT OBJECTIVES AND POLICIES........................................................................................1

             INVESTMENT OBJECTIVES........................................................................................1

RISK FACTORS..............................................................................................................2


INVESTMENT PROGRAMS.......................................................................................................5

             CORPORATE DEBT SECURITIES....................................................................................5
             U.S. GOVERNMENT OBLIGATIONS..................................................................................5
             U.S. GOVERNMENT AGENCY SECURITIES............................................................................5
             BANK OBLIGATIONS.............................................................................................5
             ASSET-BACKED SECURITIES......................................................................................6
             MORTGAGE-BACKED SECURITIES...................................................................................6
             COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").................................................................9
             STRIPPED MORTGAGE-BACKED SECURITIES.........................................................................10
             ZERO-COUPON AND PAY-IN-KIND BONDS...........................................................................11
             CONVERTIBLE BONDS...........................................................................................11
             DEPOSITORY RECEIPTS.........................................................................................12
             REPURCHASE AGREEMENTS.......................................................................................12
             PRIVATE PLACEMENTS (RESTRICTED SECURITIES)..................................................................12
             FOREIGN SOVEREIGN DEBT SECURITIES...........................................................................13
             FOREIGN SECURITIES..........................................................................................16
             FOREIGN CURRENCY TRANSACTIONS...............................................................................16
             WARRANTS....................................................................................................19
             LENDING OF PORTFOLIO SECURITIES.............................................................................19
             LOAN PARTICIPATIONS AND ASSIGNMENTS.........................................................................20
             SHORT SALES.................................................................................................21
             FUTURES CONTRACTS...........................................................................................22
             INTEREST RATE AND STOCK INDEX FUTURES.......................................................................23
             SPECIAL RISKS OF FUTURES CONTRACTS..........................................................................24
             OPTIONS.....................................................................................................27
             FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE
             CONTRACTS...................................................................................................33
             HYBRID INSTRUMENTS..........................................................................................34

INVESTMENT RESTRICTIONS..................................................................................................35

             HIGH YIELD FUND.............................................................................................35
             EMERGING MARKETS FUND.......................................................................................38

MANAGEMENT OF THE TRUST..................................................................................................41

PRINCIPAL HOLDERS OF SECURITIES..........................................................................................44


INVESTMENT ADVISORY SERVICES.............................................................................................45


MANAGEMENT-RELATED SERVICES..............................................................................................49

             BISYS SERVICE AGREEMENTS....................................................................................49
             ADMINISTRATOR...............................................................................................50
             FUND ACCOUNTANT.............................................................................................51
             TRANSFER AGENT..............................................................................................52

DISTRIBUTION PLAN........................................................................................................52

             THE DISTRIBUTOR.............................................................................................54

PORTFOLIO TRANSACTIONS...................................................................................................55


PORTFOLIO TURNOVER.......................................................................................................58


CAPITAL STOCK............................................................................................................58


PRICING OF SECURITIES....................................................................................................59


DIVIDENDS................................................................................................................60


TAX STATUS...............................................................................................................60


INVESTMENT PERFORMANCE...................................................................................................60

             YIELD INFORMATION...........................................................................................60
             TOTAL RETURN PERFORMANCE....................................................................................61

GENERAL..................................................................................................................63

             REPURCHASE OF SHARES........................................................................................63
             PAYMENT FOR SHARES PRESENTED................................................................................63
             UNDELIVERABLE REDEMPTION CHECKS.............................................................................64
             SALES CHARGE REDUCTION AND WAIVERS FOR CLASS A SHARES.......................................................64
             EXCHANGE PRIVILEGE..........................................................................................65
             CUSTODIAN...................................................................................................66
             INDEPENDENT ACCOUNTANTS.....................................................................................66

FINANCIAL INFORMATION....................................................................................................66

                               GENERAL INFORMATION



         The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 8, 1994. This SAI relates to the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"). As used in this SAI, the High Yield Fund and the Emerging Markets Fund are collectively the "Funds," and individually a "Fund". Each Fund is a separate investment portfolio or series of the Trust. See "Capital Stock" in this SAI. Each Fund is an open-end, management investment company. The High Yield Fund is a diversified series, and the Emerging Markets Fund is a nondiversified series, of the Trust.

         The Funds are designed for purchase by retail investors, and to meet the specific and unique needs of very high net worth individuals and institutional investors, such as: plan sponsors of both public and corporate defined benefit, defined contribution, profit-sharing, 401(k) and other savings and/or retirement type plans; endowments, foundations and other eleemosynary institutions; banks and trust companies; investment advisory and asset management firms; third-party non-transactional fee fund programs; and other similar types of institutions and/or programs, either investing directly for their own accounts or for the accounts of others.



                       INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the Funds' investment objectives and policies. No material change in a Fund's investment objective will be made without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions and the operating policies of the Funds are not fundamental policies and are subject to change by the Board of Trustees of the Trust (the "Trustees") without shareholder approval. The fundamental policies of each Fund may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented.



INVESTMENT OBJECTIVES

         The High Yield Fund's investment objective is to provide a high level of income and, secondarily, capital appreciation. The Emerging Markets Fund's investment objective is to provide high income and capital appreciation. The share price and yield of each Fund will fluctuate with changing market conditions, and your investment may be worth more or less when redeemed than when purchased. The Funds should not be relied upon as a complete investment program, nor used to play short-term swings in the bond market. The Funds' high yields are a reflection of the added risk associated with high yield, high risk bonds, in the case of both Funds, and of emerging markets securities, in the case of the Emerging Markets Fund, and are not necessarily indicative of the total return you will receive on your investment. The Funds cannot guarantee that they will achieve their objectives. The terms "fixed income securities" and "debt securities" are used interchangeably in the prospectuses and this SAI.

         The High Yield Fund will invest its assets in a widely diversified portfolio consisting primarily of high yield, high risk bonds, loan participations, convertible securities and preferred stocks. Under normal circumstances, at least 65% of the High Yield Fund's total assets will be invested in high yield, high risk debt securities. The Emerging Markets Fund will invest its assets in a portfolio consisting primarily of government and corporate debt securities of emerging market nations. An emerging market security is a security issued by a government, corporation or other issuer that, in the opinion of the Adviser, has one or more of the following characteristics:
(1) the principal trading market of the security is an emerging market nation; (2) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investment made, or services performed in an emerging market nation; (3) the corporation is organized under the laws of a particular emerging market nation; or (4) at least 50% of the assets of the issuer are situated in emerging market nations.

         Under normal circumstances, at least 65% of the Emerging Markets Fund's total assets will be invested in the securities of emerging market governments or companies located in emerging market nations. The Funds have no maturity limitations; however, each Fund's average maturity is expected to be in the range of 5-10 years, although it may vary if market conditions warrant. In addition, each Fund calculates its weighted average maturity based on final activity instead of call maturity or estimated average life (which factors in prepayments). The Funds seek to invest in medium- and lower-quality bonds and may also purchase bonds in default if, in the opinion of the Funds' investment adviser, First Summit Capital Management ("FSCM" or the "Adviser"), there is significant potential for capital appreciation. When, in the opinion of the Adviser, changes in economic, financial, political or market conditions so warrant, the Funds may, for temporary defensive purposes, reduce their holdings in high yield securities and, in the case of the Emerging Markets Fund, in emerging market securities, and invest all or a portion of their assets in cash, high-grade fixed income securities or high-grade short term debt obligations, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its instrumentalities and repurchase agreements involving such government securities.

         In seeking to achieve its investment objective, the High Yield Fund may invest in companies which are believed to be under-valued or out-of-favor in the eyes of the investment community. Under-valued opportunities in bonds are usually found among distressed companies, or in less popular areas of the market. The latter might include bonds that are relatively illiquid, or those for which information is not widely available. Sometimes opportunities can arise from takeover situations where high-grade bonds have been substantially downgraded as companies add heavier debt loads.

         In seeking to achieve its investment objective, the Emerging Markets Fund will ordinarily invest in the securities of issuers located in at least three emerging market nations, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Emerging Markets Fund expects the countries in which it invests to change. The Fund may, however, invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes.




                                  RISK FACTORS


         Because of their investment policies, the Funds may not be suitable or appropriate for all investors. The Funds are designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities (in the case of both Funds) and in emerging market securities (in the case of the Emerging Markets Fund). Consistent with an intermediate to long-term investment approach, investors in the Funds should not rely on the Funds for their short-term financial needs. The principal value of the lower-quality securities in which the Funds invest will be affected by interest rate levels, general economic conditions, specific industry conditions (in the case of the High Yield Fund) and the creditworthiness of the individual issuer. In addition, the principal value of the lower-quality securities in which the Emerging Markets Fund invests will be affected by social, economic and political conditions of emerging market nations in which the Fund invests. Although the Funds seek to reduce risk by portfolio diversification, extensive credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Funds will achieve these results.

SPECIAL RISKS OF INVESTING IN HIGH YIELD, HIGH RISK BONDS AND IN EMERGING MARKET SECURITIES.

         The Funds' prospectuses, in the sections entitled "Risk Factors - Special Summary" (for the High Yield Fund), "Summary of Risks" (for the Emerging Markets Fund) and "Fund and Market Characteristics/Risk Factors," describe the special considerations and additional risk factors associated with each Fund's investments in lower-rated debt securities commonly referred to as "junk bonds," and investing abroad in emerging market nations (in the case of the Emerging Markets Fund).

         The economies, markets, and political structures of a number of the countries in which the Emerging Market Fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is particularly true for emerging market nations.

         Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

         Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.


HIGH YIELD/HIGH RISK SECURITIES.

         Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's") on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. The

Adviser's research analysts also evaluate all portfolio holdings of the Fund, including those rated by an NRSRO. Other things being equal, lower-rated bonds generally have higher yields due to greater risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Adviser to be of comparable quality. While the Fund is permitted to purchase defaulted bonds, the Adviser will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

WHO ISSUES HIGH YIELD, HIGH RISK BONDS?

         Typically, corporations in one of several categories: small and medium-size companies that lack the history or capital strength to merit "investment-grade" status; former blue-chip companies that have been downgraded due to financial difficulties; companies electing to borrow heavily to finance (or avoid) a takeover or buyout; and highly indebted ("leveraged") companies seeking to refinance their debt at lower rates.

DO THE FUNDS INVEST ONLY IN HIGH YIELD, HIGH RISK BONDS?

         No, but such bonds will generally represent a significant portion of the Fund's assets. The Funds may also include loan participations, convertible securities - preferred stocks and bonds which may be converted at some future point into common stock - and substantial holdings of foreign securities. When, in the opinion of the Adviser, market or economic conditions warrant a temporary defensive posture, the Funds may place all or a portion of its assets in high quality, fixed-income securities, short-term debt obligations or cash.

HOW DO SHARE PRICE CHANGES AFFECT OVERALL RETURN?

Your total return for any given period has two parts:

         Income, which, if any, will always be positive, and

         Change in share price, which can be positive or negative. If the Fund's income return was 10% during a year, for example, and the price declined 15%, your total return would be approximately -5%. A price increase of 5% would have given you a return of approximately 15%. Always remember that the Fund's yield does not indicate its total return.

         Reference is also made to the following sections in this SAI for discussions of the risks associated with the investments or investment practices of the Funds.

                               INVESTMENT PROGRAMS


INVESTMENT IN DEBT SECURITIES

         In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with the Fund's investment program. The securities in which the Funds may invest include those described below:


CORPORATE DEBT SECURITIES

         (Outstanding convertible and non-convertible corporate debt securities (e.g., bonds and debentures) that generally have maturities of at least five years.) The Funds will generally invest in intermediate to long-term corporate obligations which are rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are of equivalent quality as determined by the Adviser. As described in its prospectus, the Emerging Markets Fund may invest in corporate securities of companies located in emerging market nations.


U.S. GOVERNMENT OBLIGATIONS

         (Bills, notes, bonds, and other debt securities issued by the U.S. Treasury.) These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.


U.S. GOVERNMENT AGENCY SECURITIES

         (Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies.) These include securities issued by Fannie Mae (formerly, the Federal National Mortgage Association), Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Banks, Farm Credit Banks, the Small Business Administration and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury.


BANK OBLIGATIONS

         (Certificates of deposit, bankers' acceptances, and other debt obligations.) Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Emerging Markets Fund may invest in obligations of foreign banks and bank holding companies.

         The Funds may also invest in the securities of certain supranational entities, such as the International Development Bank.

ASSET-BACKED SECURITIES

         Each Fund may invest up to 10% of its total assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.


MORTGAGE-BACKED SECURITIES

         Each Fund may invest up to 10% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

         In addition, for mortgage-backed or asset-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund. Each Fund may invest in asset-backed securities that are either pass-through certificates or collateralized obligations. Such securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated. It is anticipated that asset-backed securities other than those described above will be issued in the future. Each Fund may invest in such securities in the future if such investment is otherwise consistent with the Fund's investment objective and policies.


         METHODS OF ALLOCATING CASH FLOWS. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

         Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

         TYPES OF CREDIT SUPPORT. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

         AUTOMOBILE RECEIVABLE SECURITIES. The Funds may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

         Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

         CREDIT CARD RECEIVABLE SECURITIES. The Funds may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

         Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         OTHER ASSETS. FSCM anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Funds may invest in such securities in the future if such investment is otherwise consistent with their investment objectives and policies. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

         Collateralized Mortgage Obligations ("CMOs") CMOs are debt securities that are fully collateralized by a portfolio of whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

         The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risks result from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. CMOs can be quite sensitive to interest rate changes and the rate of principal prepayments on the underlying mortgages serving as collateral. As an illustration, declining interest rates may result in prepayments and thus, termination of interest payments. In addition, the proceeds of prepayments may have to be reinvested at the lower interest rates. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.


STRIPPED MORTGAGE-BACKED SECURITIES

         These are securities representing interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities ("IOs") receive the interest portion of the cash flow while principal-only securities ("POs") receive the principal portion. Each Fund may invest up to 5% of its total assets in IOs and POs. The Emerging Markets Fund has no present intention of investing 5% or more of its total assets in IOs and POs. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private issuers. The value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In general, for IOs, prepayments affect the amount, but not the timing of cash flows, whereas, for POs, the opposite is true. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Trustees. The Trustees have delegated to the Adviser the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position.

ZERO-COUPON AND PAY-IN-KIND BONDS

         Each Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

         Each Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash-pay securities.

         For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to a Fund until the maturity or call date of the bond. The Funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code and such distributions could reduce the amount of cash available for investment by the Funds.


CONVERTIBLE BONDS

         Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Each Fund may invest up to 10% of its total assets in convertible bonds and equity securities. Typically, convertible bonds are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. While the Fund intends to invest primarily in debt securities, it may invest in convertible bonds or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider equity securities or convertible bonds to gain exposure to such markets.

DEPOSITORY RECEIPTS

         The Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designed for use in European markets. A GDR represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.



REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements with well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will have been deemed creditworthy in accordance with guidelines approved by the Trustees and will have a credit rating with respect to its short-term debt in the highest rating category by a rating agency. In a repurchase agreement, a Fund buys a security (known as the "underlying security") from a seller that has agreed to repurchase it at a specified future date and an agreed upon price. Repurchase agreements, which may be viewed as loans collateralized by the underlying securities, are generally entered into for a short period of time, often less than a week. Funds will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 15% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (i) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (ii) possible subnormal levels of income and lack of access to income during this period; and (iii) expenses of enforcing its rights.


PRIVATE PLACEMENTS (RESTRICTED SECURITIES)

         Each Fund may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable, but will not acquire such securities if as a result they would comprise, together with all other illiquid securities, more than 15% of the value of each Fund's net assets.

         Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be priced at fair value as determined in good faith by the Trustees.

         Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Trustees, on a case-by-case basis will make this determination. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the: (i) frequency of trades and quotes;
(ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


FOREIGN SOVEREIGN DEBT SECURITIES

         The Funds expect to invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds, and the Emerging Markets Fund may invest substantially all of its assets in such securities. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

         Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history. The financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

         Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds, particularly the Emerging Markets Fund, may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

FOREIGN SECURITIES

         Subject to the Funds' quality and maturity standards, the Funds may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States, and the Emerging Markets Fund may invest up to 100% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Funds may invest in foreign securities, investments in the Funds involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         In addition to the foreign securities listed above, the Funds may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign Debt Securities" above.


FOREIGN CURRENCY TRANSACTIONS

         A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forwards will be used primarily to adjust the foreign exchange exposure of the Funds with a view to protecting the portfolios from adverse currency movements, based on the Adviser's outlook. Forwards involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Adviser expected, so the use of forwards could adversely affect the Fund's total return.

         The Funds may enter into forward foreign currency exchange contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

         Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts. Other than as set forth above, and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         COSTS OF HEDGING. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Fund's net asset value.


         TAX CONSEQUENCE OF HEDGING. Under applicable tax law, the Fund may be required to limits it gains from hedging in forwards, futures and options. Although the Fund is expected to comply with such limits, the extent to which such limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could also affect whether dividends paid by the Fund are classified as capital gains or ordinary income.

         The Funds' dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be recognized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.



WARRANTS

         The Funds may invest in warrants; however, not more than 5% of a Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than one-third of its total assets. This policy is a fundamental policy. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but they will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or delay or default in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing, and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


LOAN PARTICIPATIONS AND ASSIGNMENTS

         The Funds may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

         The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

         Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

         There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing no more than 15% of net assets in illiquid securities.

         Where required by applicable SEC positions, the High Yield Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer. The Emerging Markets Fund is not subject to such a restriction.

         Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under
Section 851(b) of the Code. Thus the sum of such fees plus any other non-qualifying income earned by each Fund cannot exceed 10% of the Fund's total income.


SHORT SALES

         The Funds may make short sales for hedging purposes to protect the Funds against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Funds' short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

         To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

         A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

FUTURES CONTRACTS

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a debt security) at a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

         Unlike when the Funds purchase or sell a security, no price will be paid or received by the Funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.

         These subsequent payments, called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

         Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Funds.


INTEREST RATE AND STOCK INDEX FUTURES

         The Funds may enter into financial futures contracts, including stock index and interest rate futures. Stock index futures contracts may be used to provide a hedge for a portion of a Fund's portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Funds may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge a Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

         Interest rate futures contracts may be used as a hedge against changes in prevailing levels of interest rates in order to establish more definitely the effective return on securities held or intended to be acquired by a Fund. In this regard, the Funds could sell interest rate futures as an offset against the effect of expected increases in interest rates and purchase such futures as an offset against the effect of expected declines in interest rates.

         The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

         REGULATORY LIMITATIONS. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

         The Funds may not enter into futures contracts or options thereon for other than bona-fide hedging purposes if immediately thereafter the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums paid for options on futures would exceed 5% of the market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

         In addition, CFTC regulations may impose limitations on the Funds' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.



SPECIAL RISKS OF FUTURES CONTRACTS

         VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

         LIQUIDITY. Each Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

         Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

         Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

         In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

         OPTIONS ON FUTURES CONTRACTS. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to writing or purchasing call and put options on interest rate futures, the Funds may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts.

         SPECIAL RISKS OF OPTIONS ON FUTURES CONTRACTS. A Fund may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         ADDITIONAL FUTURES AND OPTIONS ON FUTURES CONTRACTS. Although the Funds have no current intention of engaging in financial futures or options on futures transactions other than those described above, they reserve the right to do so to the extent consistent with applicable law and each Fund's investment objectives and restrictions as in effect at such time.



OPTIONS

         Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

         OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange;

(iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

         WRITING COVERED CALL OPTIONS. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Funds. In writing covered call options, each Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security, currency or other assets in accordance with the rules of a clearing corporation.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Funds' investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds have no current intention of doing), but capable of enhancing the Funds' total returns. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the Funds' policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of each Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchased a put option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Funds will be able to effect such closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price as well as the risk of being required to hold onto securities or currencies that are depreciating in value. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The Funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund.

         Each Fund considers an option to be covered if, as long as the Fund is obligated as a writer of a call option, it will: (i) own the securities or currencies subject to the option; (ii) have an absolute and immediate right to acquire securities or currencies without additional cash consideration upon conversion or exchange of other securities or currencies held in its portfolio;
(iii) hold a call option on the same securities or currencies with an exercise price no higher than the exercise price of the call sold or, if higher, the Fund deposits and maintains the differential in cash, U.S. Government securities or other liquid securities ("liquid assets") in a segregated account with its custodian; or (iv) deposit and maintain with its custodian in a segregated account liquid assets having a value that, when added to any amounts deposited with a broker as margin, equal the market value of the instruments underlying the call.

         WRITING COVERED PUT OPTIONS. Although the Funds have no current intention, in the foreseeable future, of writing American or European style covered put options, the Funds reserve the right to do so. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Funds would write put options only on a covered basis, which means that a Fund would maintain in a segregated account cash, U.S. Government securities or other liquid securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to a Fund. In addition, a Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         PURCHASING PUT OPTIONS. The Funds may purchase American or European style put options. As the holder of a put option, each Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         A Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

         Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         PURCHASING CALL OPTIONS. The Funds may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. Each Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         DEALER OPTIONS. The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While each Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such dealer or any guarantor or credit enhancement of the dealer's credit to determine the likelihood that the terms of the dealer option will be met.

         Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While each Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Funds will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds' ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

         The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. Each Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to the Fund's limitation prohibiting investment of more than 15% of its net assets in illiquid securities. If the SEC changes its position on the liquidity of dealer options, each Fund will change its treatment of such instruments accordingly.

         SPREAD OPTION TRANSACTIONS. The Funds may purchase from and sell to securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Funds in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high-quality and lower quality securities. Such protection is only provided during the life of the spread option. The security covering the spread option will be maintained in a segregated account by the Funds' custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in each Fund's policy limiting the pledging or mortgaging of its assets.

         OPTIONS ON SECURITIES AND OTHER FINANCIAL INDICES. The Funds may purchase and sell call and put options on securities indices and other financial indices. In so doing, each Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

         OTHER OPTIONS. Although the Funds have no current intention of entering into options transactions other than those described herein, each Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law and each Fund's investment objective(s) and restrictions as in effect at such time.



FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS.


         The discussion herein may refer to transactions in which the Funds do not engage.

         The Funds may enter into certain option, futures and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of each Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. Each Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualified income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Pending tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         The Taxpayer Relief Act of 1997 has added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, each Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. Each Fund will generally be treated as making a constructive sale when it: (i) enters into a short sale on the same property, (ii) enters into an offsetting notional principal contract, or (iii) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Distributions paid to a shareholder by a Fund of ordinary income and short-term capital gains arising from the Fund's investments, including investments in options, forwards, and futures contracts, will be taxable as ordinary income. Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules.



HYBRID INSTRUMENTS



         These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. The Fund may invest up to 10% of its total assets in hybrid instruments.




                             INVESTMENT RESTRICTIONS


HIGH YIELD FUND



         Restrictions (1) through (10) below are fundamental. Fundamental policies may not be changed without the approval of the lesser of: (i) 67% of the High Yield Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(ii) more than 50% of the High Yield Fund's outstanding shares. All other restrictions are operating policies and are subject to change by the Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the High Yield Fund.

FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE HIGH YIELD FUND:

         As a matter of fundamental policy, the High Yield Fund may not:

                  (1) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing;

                  (2) Commodities. Purchase or sell commodities or commodity contracts, except that it may enter into futures contracts and options thereon;

                  (3) Percent Limit on Assets Invested in any one Issuer. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions;

                  (4) Percent Limit on Share Ownership of any one Issuer. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions;

                  (5) Industry Concentration. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                  (6) Real Estate. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein);

                  (7) Loans. Make loans, although the Fund may: (i) purchase obligations in which it is authorized to invest and enter into repurchase agreements; and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed one-third of the value of the Fund's total assets. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to be a loan;

                  (8) Senior Securities. Issue any class of securities senior to any other class of securities, except to the extent that the borrowing of money in accordance with restriction 1. or the entering into reverse repurchase agreements as described in restriction 10. may constitute the issuance of a senior security. For purposes of this restriction, purchasing forward commitments and engaging in options or futures transactions will not be deemed to constitute the issuance of a senior security;

                  (9) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies, and restrictions; and (ii) the later disposition of restricted securities; or

                  (10) Reverse Repurchase Agreements. Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

NON-FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE HIGH YIELD FUND:

         As a matter of non-fundamental policy, the High Yield Fund will not:

                  (11) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                  (12) Equity Securities. Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants);

                  (13) Futures Contracts. Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%;

                  (14) Investment Companies. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and
                  (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in section 2(a)(32) of the Investment Company Act of 1940, as amended (the "1940 Act"); (iii) operate under general exemptive orders exempting them from "all provisions of" the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

                  (15) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 10% of the Fund's net assets, valued at market. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve a pledge;

                  (16) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to oil, gas, other mineral exploration or development programs;

                  (17) Options, etc. Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and
                  (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities;

                  (18) Ownership of Portfolio Securities by Officers and Trustees. Purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust, and of the Adviser, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

                  (19) Purchases on Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin;

                  (20) Illiquid Securities. Invest more than 15% of the value of its net assets in illiquid securities;

                  (21) Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; or

                  (22) Short Sales. Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.


EMERGING MARKETS FUND

         Restrictions (1) through (8) below are fundamental. Fundamental policies may not be changed without the approval of the lesser of: (i) 67% of the Emerging Markets Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the Emerging Markets Fund's outstanding shares. All other restrictions are operating policies and are subject to change by the Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Emerging Markets Fund.

FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE EMERGING MARKETS FUND:

         As a matter of fundamental policy, the Emerging Markets Fund may not:

                  (1) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 33% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing;

                  (2) Commodities. Purchase or sell commodities or commodity contracts, except that it may enter into futures contracts and options thereon;

                  (3) Industry Concentration. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                  (4) Real Estate. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein);

                  (5) Loans. Make loans, although the Fund may: (i) purchase obligations in which it is authorized to invest and enter into repurchase agreements; and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed one-third of the value of the Fund's total assets. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to be a loan;

                  (6) Senior Securities. Issue any class of securities senior to any other class of securities, except to the extent that the borrowing of money in accordance with restriction 1. or the entering into reverse repurchase agreements as described in restriction 8. may constitute the issuance of a senior security. For purposes of this restriction, purchasing forward commitments and engaging in options or futures transactions will not be deemed to constitute the issuance of a senior security;

                  (7) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies, and restrictions; and (ii) the later disposition of restricted securities; or

                  (8) Reverse Repurchase Agreements. Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

NON-FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE EMERGING MARKETS FUND:

         As a matter of non-fundamental policy, the Emerging Markets Fund will not:

                  (9) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                  (10) Equity Securities. Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants);

                  (11) Futures Contracts. Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's net assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in CFTC regulations, may be excluded in computing such 5%;

                  (12) Investment Companies. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and
                  (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in section 2(a)(32) of the 1940 Act;
                  (iii) operate under general exemptive orders exempting them from "all provisions of" the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

                  (13) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 10% of the Fund's net assets, valued at market. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve a pledge;

                  (14) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to oil, gas, other mineral exploration or development programs;

                  (15) Options, etc. Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and
                  (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities; or

                  (16) Illiquid Securities. Invest more than 15% of the value of its net assets in illiquid securities.

                             MANAGEMENT OF THE TRUST

         The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" of the Adviser, of Carillon Advisers, Inc., the sub-adviser of the Funds (the "Sub-Adviser") or of the Trust as defined under Section 2(a)(19) of the 1940 Act, are noted with an asterisk (*).


 (1)                                     (2)                                 (3)
NAME, ADDRESS                            POSITION(S) HELD                    PRINCIPAL OCCUPATION(S)
AND AGE                                  WITH REGISTRANT                     DURING THE PAST 5 YEARS
-------                                  ---------------                     -----------------------
Theodore H. Emmerich*                    Trustee                             Consultant; Director of Carillon Fund, Inc.
1201 Edgecliff Place                                                         and Trustee of Carillon Investment Trust
Cincinnati, OH 45206                                                         (investment companies); formerly partner,
72 years old                                                                 Ernst & Whinney (Certified Public
                                                                             Accountants).

Frederick Moss                           Trustee                             Chairman of the Board of Trustees, Cincinnati
37 Riverside Drive                                                           Stock Exchange; Director, Margo Nursery Farms
New York, NY 10023                                                           Puerto Rico (tropical plants).
69 years old

Dr. Bruce H. Olson                       Trustee                             Professor of Finance, Miami University
120 Upham Hall                                                               (Oxford, OH).
Miami University
Oxford, OH 45056
63 years old

James F. Smith*                          Trustee and President               Director, President and Chief Financial
30 Montgomery Street                                                         Officer of Freeman Securities Company, Inc.
Jersey City, NJ 07302                                                        (broker-dealer)
54 years old

Steven R. Sutermeister*                  Trustee and Chairman                Representative of the Adviser (January,
1876 Waycross Road                                                           1994-present); Vice President of The Union
Cincinnati, OH 45240                                                         Central Life Insurance Company (August,
44 years old                                                                 1991-present), Vice President of the
                                                                             Sub-Adviser.

Gregory A. Sullivan                      Vice President                      Senior Vice President, Freeman Securities
30 Montgomery Street                                                         Company, Inc. (broker-dealer).
Jersey City, NJ 07302
49 years old

Nimish Bhatt                             Treasurer                           Vice President of BISYS Fund Services,
3435 Stelzer Road                                                            Limited Partnership (since July, 1996);
Columbus, OH 43219                                                           [officer of other investment companies
35 years old                                                                 administered by BISYS Fund Services, Limited
                                                                             Partnership and its affiliates]; prior to joining
                                                                             Bisys, he was Assistant Vice President of First Union
                                                                             Evergreen from January, 1995 to July, 1996 and Price
                                                                             Waterhouse from 1990 to 1994.

George Landreth                          Assistant Treasurer                 Senior Vice President of Client Services,
3435 Stelzer Road                                                            BISYS Fund Services, Limited Partnership.
Columbus, OH 43219
56 years old

Craig C. Rudesill                        Secretary                           Manager of Client Services and employee,
3435 Stelzer Road                                                            BISYS Fund Services, Limited Partnership
Columbus, OH 43219                                                           (since September 1994); formerly, employee of
29 years old                                                                 Merrill Lynch & Co. (January 1993 through
                                                                             August 1994).

James L. Smith                           Assistant Secretary                 Officer, BISYS Fund Services, Limited
3435 Stelzer Road                                                            Partnership (since October, 1996); employee
Columbus, OH 43219                                                           of Alps Mutual Fund Services, Inc. prior
38 years old                                                                 thereto.

Alaina Metz                              Assistant Secretary                 Employee, BISYS Fund Services, Limited
3435 Stelzer Road                                                            Partnership (since June 1995); Supervisor,
Columbus, OH 43219                                                           Alliance Capital Management prior thereto.
31 years old

Steve Mintos                             Assistant Secretary                 Executive Vice President, BISYS Fund
3435 Stelzer Road                                                            Services, Limited Partnership.
Columbus, OH 43219
44 years old

Bob Tuch                                 Assistant Secretary                 Vice President, BISYS Fund Services, Limited
3435 Stelzer Road                                                            Partnership
Columbus, OH 43219
47 years old


COMPENSATION OF TRUSTEES

         The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser, the Sub-Adviser, BISYS Fund Services, Limited Partnership, the Trust's administrator (the "Administrator") or their affiliates. Trustees not so affiliated receive an annual retainer of $6,000 and a fee of $500 for each meeting of the Trustees which they attend in person or by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses.

         For the fiscal year ended May 31, 1998, the Trustees received the following compensation from the Trust:



                    (1)                                        (2)                                   (3)
                                                                                            TOTAL COMPENSATION
                 NAME AND                                   AGGREGATE                       FROM TRUST AND FUND
                 POSITION                                  COMPENSATION                          COMPLEX TO
              WITH THE TRUST                              FROM THE TRUST                          TRUSTEE+
              --------------                              --------------                          --------
  Theodore H. Emmerich, Trustee                               $8,000                               $8,000

  Frederick Moss, Trustee                                     $8,000                               $8,000

  Dr. Bruce H. Olsen, Trustee                                 $8,000                               $8,000

  James F. Smith, Trustee and President                          $0                                  $0

  Steven R. Sutermeister, Trustee and Chairman                   $0                                  $0



+ As of May 31, 1998, the "Fund Complex" consisted of one investment company, the Trust, and two portfolios, the High Yield Fund and the Emerging Markets Fund.

         The officers listed above are furnished to the Trust by the Adviser or the Administrator (see "Management-Related Services -- Administrator") and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust. As of July 21, 1998, the officers and Trustees, individually and as a group, owned beneficially less than 1% of the outstanding shares of the High Yield Fund and of the Emerging Markets Fund.


         Waivers of the sales charges for Class A shares of the Funds apply for the following investors:

         o A Trustee or officer of the Trust, or the immediate families (i.e., the spouse or any children) of such persons.

         o Directors, trustees, employees, and family members of the o Adviser or "Affiliated Providers;"1 or trade organization to which the Adviser or the Administrator belong.

         o Any Union Central Life separate account used to fund o tax-qualified variable annuity contracts; a director, officer, full-time employee or sales representative of Union Central Life or any of its affiliates, or the Distributor or any of its affiliates; the immediate families of such persons; or any trust, pension, profit-sharing or other benefit plan for such persons.

         These waivers have been established as incentives to encourage persons involved with operating and servicing the Funds to use their best efforts to further the performance of the Funds and to attract the highest caliber people possible to such positions.



                         PRINCIPAL HOLDERS OF SECURITIES


         As of July 21, 1998, The Union Central Life Insurance Company ("Union Central Life"), an Ohio mutual insurance company having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, owned of record and beneficially 3,313,645.04 outstanding Class A shares or 59.018% of such shares of the High Yield Fund and 2,621,724.633 outstanding Class A shares or 99.235% of such shares of the Emerging Markets Fund.

         As of July 21, 1998, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94101-4122 owned of record and beneficially 1,020,410.312 outstanding Class A shares or 18.174% of such shares of the High Yield Fund.

         As of July 1, 1998, no Class B shares were issued and outstanding.


--------
1 Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Fund.

         Under the 1940 Act, Union Central Life is deemed a controlling person of the High Yield Fund and the Emerging Markets Fund. Union Central Life is an Ohio mutual insurance company and is publicly owned. A controlling person possesses the ability to control the outcome of matters submitted for stockholder vote.



                          INVESTMENT ADVISORY SERVICES


THE INVESTMENT ADVISER


         First Summit Capital Management ("FSCM," the "Adviser" or the "Joint Venture"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, OH 45240, is the investment adviser to the Funds. FSCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). FSCM was organized principally for purposes of sponsoring and managing the investments of the Trust pursuant to a Joint Venture Agreement dated January 4, 1994 (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon" or the "Sub-Adviser"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation (collectively, the "Parties"). Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon has full authority to act on behalf of the Adviser except with respect to matters involving single commitments in excess of $10,000 which must be approved by both Carillon and Freeman. Each of Carillon and Freeman is authorized to appoint two representatives to serve, in effect, as officers of the Adviser. Pursuant to the provisions of the Joint Venture Agreement, Carillon and Freeman agreed that the initial number of Trustees of the Trust would be six, of which three would be designated by Carillon and three would be designated by Freeman. If the vacancy on the Board increases for any reason, including any increase in the number of Trustees, and is to be filled by action of the Trustees, no recommendation of candidates to fill such vacancy will be made by the Joint Venture, Freeman or Carillon without the consent of both Carillon and Freeman.


         Carillon and Freeman are general partners of FSCM. Carillon, which is located at 1876 Waycross Road, Cincinnati, OH 45240, is a wholly-owned subsidiary of Union Central Life. Union Central Life is a mutual company owned by its policyholders, none of which owns ten percent or more of Union Central Life. Freeman is the parent corporation of Freeman Securities Company, Inc. ("Freeman Securities"), a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). While Freeman Securities qualifies as an "Affiliated Broker" under the proxy rules under the 1934 Act, the Funds did not pay any brokerage commissions to Freeman Securities during the fiscal year ended May 31, 1998. Freeman has its principal offices at 30 Montgomery Street, Jersey City, NJ 07302. Freeman is, in turn, majority-owned by the Freeman Securities' Savings and Investment Plan and Employee Stock Ownership Plan. The trustees of both such plans are Malcolm B. Sheldrick, Jr. and James F. Smith. Mr. Smith is also a Trustee and President of the Trust.

         Under the terms of the Joint Venture Agreement, Freeman initially agreed to make an aggregate capital contribution to the Joint Venture not exceeding $500,000, and Carillon agreed to arrange for the investment by its parent, Union Central Life, of $25 million in shares of the High Yield Fund. Carillon and Freeman will share in the profits and losses of the Joint Venture in the ratio of 51% to 49%, except that Freeman alone will bear the initial $500,000 in losses. The Joint Venture may be terminated and dissolved: (i) at any time upon the agreement of the parties; (ii) 90 days after receipt by one party of written notice from the other confirming the parties' failure to agree on a matter requiring their agreement; (iii) on the occurrence of an event of dissolution under Ohio laws; (iv) on the imposition on either party of any sanction resulting in the suspension or revocation of its authorization to do business by any state or Federal securities regulatory authority or on the conviction of either for any criminal conduct constituting a felony; (v) on the filing by or with respect to either party of any petition under applicable Federal or state law regarding their bankruptcy, insolvency or other relief for debtors, the adjudication of either as bankrupt or insolvent, or the appointment for either of a trustee or liquidator of any substantial portion of its property; or (vi) on December 1, 2003, unless the Parties extend such date for periods not exceeding five years. In the event of termination and dissolution of the Joint Venture, Carillon, or any affiliate thereof, would have the first right to purchase all of the interest of Freeman in the Joint Venture. If such right were not exercised, Freeman, or any affiliate thereof, would have the right to purchase all of the interest of Carillon in the Joint Venture. In 1996, each general partner contributed $150,000 in additional capital to the Joint Venture. In addition, the general partners have informally agreed to further increase their capital commitments to the Adviser prior to December 31, 1997.


THE ADVISORY AGREEMENT

         The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement with the Trust dated June 27, 1994, as amended and restated December 16, 1997 (the "Advisory Agreement"). The Advisory Agreement applies identically in all material respects to the Funds except for their provisions relating to compensation of the Adviser and except as otherwise noted below. Under the Advisory Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for each Fund, including investment research and management with respect to all securities, investments and cash equivalents, in accordance with each Fund's investment objective, policies and restrictions as set forth in its prospectus, this SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of each Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. It also maintains books and records with respect to the securities transactions of each Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

         During the term of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Funds. The advisory services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

         Unless sooner terminated in accordance with its terms, the Advisory Agreement may be continued from year to year after June 27, 1996, provided that such continuance is approved at least annually by a vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the respective Fund, or by the Trustees, and in either event by vote of a majority of the

Trustees of the Trust who are not parties to either Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance will be effective with respect to a Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance, notwithstanding that continuance may not have been approved by the other Fund, of the Trust or by a majority of the voting securities of the Trust.

         If the shareholders of a Fund fail to approve any continuance of the Fund's Advisory Agreement, the Adviser will continue to act as such with respect to that Fund pending the required approval of the continuance of such agreement, of a new contract with the Adviser or different investment adviser, or other definitive action. The compensation received by the Adviser during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to the Fund or the amount it would have received under the appropriate Advisory Agreement, whichever is less.

         Each Advisory Agreement will automatically terminate in the event of any transfer or assignment thereof, as defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding shares of the appropriate Fund; or (ii) by the Adviser.

         The Advisory Agreements may be amended by the parties provided that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the appropriate Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of the Adviser, cast in person at a meeting called for the purpose of voting upon such approval. The required shareholder approval of any amendment shall be effective with respect to a Fund if a majority of the outstanding voting securities of the appropriate Fund vote to approve the amendment, notwithstanding that the amendment may not be approved by a majority of the outstanding voting securities of the Trust.

         Under the terms of each Advisory Agreement, the Adviser will be liable to each Fund or the Trust only for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


THE ADVISORY FEES


         The advisory fees payable to the Adviser are described in the prospectuses. As described in the High Yield Fund's prospectus, as full compensation for services furnished to the High Yield Fund and expenses of the High Yield Fund assumed by the Adviser, the High Yield Fund pays the Adviser an advisory fee which increases or decreases based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index (the "Index") for the same period (the "Index Return"). A general description of the Index is set forth in Appendix II to the High Yield Fund's prospectus. In the event the Index is no longer published or available or becomes an inappropriate measure of the High Yield Fund's performance, the Trustees will meet to approve another appropriate index or will negotiate a fixed advisory fee with the Adviser.

         The High Yield Fund paid the Adviser for investment advisory services, $73,369 for the fiscal year ended May 31, 1996, $139,821 for the fiscal year ended May 31, 1997 and $262,141 for the fiscal year ended May 31, 1998. The Adviser waived investment advisory fees in the amounts of $164,637 for the fiscal year ended May 31, 1996, $227,432 for the fiscal year ended May 31, 1997 and $171,891 for the fiscal year ended May 31, 1998.

         As described in the Emerging Markets Fund's prospectus, as full compensation for services furnished to the Emerging Markets Fund and expenses of the Emerging Markets Fund assumed by the Adviser, the Emerging Markets Fund pays the Adviser an advisory fee equal to 0.75 of 1% of the Emerging Markets Fund's average daily net assets. The Emerging Markets Fund commenced operations on December 31, 1997 and paid the Adviser for investment advisory services, $61,669 for the period that began on December 31, 1997 and ended on May 31, 1998. For the same period, the Adviser waived investment advisory fees in the amount of $15,511.



THE SUB-ADVISER

   Carillon Advisers, Inc., (Carillon or the "Sub-Adviser") an Ohio corporation with offices at 1876 Waycross Road, Cincinnati, Ohio 45246, is registered as an investment adviser under the Advisers Act. The Sub-Adviser is a wholly-owned subsidiary of Union Central Life. Carillon and its affiliates currently act as an investment adviser to Carillon Group of Mutual Funds, which consist of the Carillon Fund, Inc. and the Carillon Investment Trust.


THE SUB-ADVISORY AGREEMENT

         The Carillon Advisers, Inc. serves as sub-adviser of the Trust pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to each Advisory Agreement relating to the Funds. The Sub-Adviser provides investment research and advice with respect to securities and investments and cash equivalents in the Funds. Research services provided by the Sub-Adviser include information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to high yield securities (for both Funds) and emerging market securities (for the Emerging Markets Fund). Such supplemental research may be subject to additional analysis by the Adviser. The advisory fees payable to the Sub-Adviser are described in the prospectus.

         The Sub-Advisory Agreement is renewable annually for successive periods not to exceed one year (i) by a vote of the Trustees or by a vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties of the Sub-Advisory Agreement or "interested persons" (as such term is defined in the 1940 Act) thereof, cast in person at a meeting called for the purpose of voting on such approval.

         The Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to the Adviser and Carillon, and by the Adviser or Carillon, upon ninety days' written notice to the other party and the Fund. The Sub-Advisory Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the 1940 Act, and the Sub-Advisory Agreement shall terminate automatically in the event of any act or event that terminated the Advisory Agreement.


         Prior to the implementation of the Sub-Advisory Agreement, the Adviser had entered into an Investment Service Agreement (the "Service Agreement") with the Trust and Union Central Life, which permitted the Adviser to have access to and to utilize Union Central Life's advisory personnel, administrative services, supplies and equipment in the performance of its advisory services and functions for the High Yield Fund under the Advisory Agreement. In consideration for such services, the Adviser paid Union Central Life for the costs, direct or indirect, fairly attributable thereto, but in no event less than $65,000 per year or such other amount as was agreed to by the Adviser and Union Central Life. Pursuant to the Service Agreement, the Adviser paid Union Central Life $65,000 for the fiscal year ended May 31, 1996 and $30,018 for the fiscal period from June 1, 1996 to September 18, 1996. The Service Agreement was terminated on September 18, 1996. Under the terms of the Sub-Advisory Agreement, the Adviser paid the Sub-Adviser $______________ for the fiscal period that began on September 18, 1996 and ended on May 31, 1997 and $______________ for the fiscal year ended May 31, 1998.


         Under the Sub-Advisory Agreement, the Sub-Adviser receives from FSCM an annual fee in the amount of $150,000 per year for services rendered to both Funds. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months in length, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fee as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Carillon, or paid by FSCM.





                           MANAGEMENT-RELATED SERVICES


BISYS SERVICE AGREEMENTS



         As more fully described below, the Trust has entered into a number of agreements with affiliates of BISYS Fund Services, Inc., a Delaware corporation, pursuant to which management-related and other services are performed for the Funds. BISYS Fund Services, Limited Partnership (d.b.a. "BISYS Fund Services"), an Ohio limited partnership of which BISYS Fund Services, Inc. is the General Partner, serves as the Administrator of the Funds (the "Administrator"), and as the Funds' distributor or principal underwriter (the "Distributor") (see "Distribution Plan -- The Distributor"). BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group Inc. WC Subsidiary Corporation, also a wholly-owned subsidiary of BISYS Fund Services, Inc., is the sole limited partner of BISYS Fund Services.

         BISYS Fund Services Ohio, Inc. ("BISYS"), an Ohio corporation and also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant to the Funds (the "Fund Accountant") and additionally acts as the Funds' transfer and dividend disbursing agent (the "Transfer Agent"). Each of the "BISYS Companies" has its principal offices at 3435 Stelzer Road, Columbus, OH 43219.


ADMINISTRATOR


         Pursuant to an Amended and Restated Management and Administration Agreement with the Trust dated June 27, 1994, as amended and restated September 27, 1995 (the "Administration Agreement"), BISYS Fund Services, as Administrator of the Funds and subject to the direction and control of the Trustees, supervises all aspects of the operation of the Funds except those performed by the Funds' Adviser, the Sub-Adviser, custodian, Transfer Agent and Fund Accountant pursuant to their respective agreements with the Trust. For the following fiscal periods, the Administrator received fees, as noted, for providing services to the High Yield Fund: for the fiscal period ended May 31, 1996, the Administrator received fees of $54,750 and voluntarily waived fees of $13,693; for the fiscal year ended May 31, 1997, the Administrator received fees of $50,954 and voluntarily waived fees of $17,134; and for the fiscal year ended May 31, 1998, the Administrator received fees of $71,895 and voluntarily waived fees of $24,056. For providing services to the Emerging Markets Fund, the Administrator received fees of $15,279 and voluntarily waived fees of $5,306 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998.


         The Administration Agreement further provides that the Administrator will not be liable for losses suffered by the Funds except for any loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in the performance by the Administrator of its obligations under such agreement.

         The Administration Agreement is renewable automatically for successive one-year terms, unless terminated by mutual agreement of the parties or by either party for "cause," in either such case by written notice of non-renewal given to the other party at least 60 days prior to expiration of the then-current term. Such annual continuance is subject to annual review (as to "cause") and approval (a) by vote of a majority of the Trustees or of a majority of each Fund's outstanding voting securities and (b) by vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Administrator. "Cause" for purposes of the foregoing means, with respect to a party: (i) willful misfeasance, bad faith, gross negligence or reckless disregard of duty; (ii) a final judgment or administrative order finding guilt of criminal or unethical business conduct; (iii) financial difficulties evidenced by bankruptcy, liquidation or reorganization proceedings; or (iv) circumstances of substantial impairment of ability to perform the Administration Agreement. Termination or replacement of the

Administrator other than for such "cause" would entitle the Administrator to receive from the Trust as liquidated damages the balance of the fees due under the Administration Agreement for the remainder of the term in which such termination or replacement takes place.


FUND ACCOUNTANT

         Pursuant to an Amended and Restated Fund Accounting Agreement with the Trust dated September 27, 1994, as amended and restated on September 27, 1995 (the "Accounting Agreement"), BISYS, the Fund Accountant, is responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset values per share of the Funds and calculating yield, dividends and capital gain distributions; and preparing security position, transaction and cash position reports.


         For such services, the Funds reimburse the Fund Accountant for all out-of-pocket expenses incurred by it (including all charges for delivery of materials, telephone and other communications expenses, and costs of pricing portfolio securities) and pay it a fee, computed daily and paid monthly, at the annual rate of 0.03% of the High Yield Fund's average daily net assets, provided, however, that such fee for the High Yield Fund will not be less than $30,000, and at the annual rate of 0.05% of the Emerging Markets Fund's average daily net assets, provided, however, that such fee for the Emerging Markets Fund will not be less than $50,000. The Fund Accountant received fees from the High Yield Fund of $37,815 for the fiscal period ended May 31, 1996, $44,994 for the fiscal year ended May 31, 1997, and $40,780 for the fiscal year ended May 31, 1998. The Fund Accountant received fees from the Emerging Markets Fund of $21,215 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998.


         The Fund Accounting Agreement is effective until June 17, 2001, and thereafter is renewable automatically for successive one-year terms, unless terminated by mutual agreement of the parties or by either party with or without "cause," in each case by written notice of non-renewal given to the other party at least 60 days prior to expiration of the then-current term. "Cause" for such purpose means, with respect to a party: (i) willful misfeasance, bad faith, gross negligence or reckless disregard of duty; (ii) a final judgment or administrative order finding guilt of criminal or unethical business conduct;
(iii) financial difficulties evidenced by bankruptcy, liquidation or reorganization proceedings; or (iv) circumstances of substantial impairment of ability to perform the Accounting Agreement. The Accounting Agreement further provides that the Fund Accountant will not be liable to the Trust for action taken or omitted by the Fund Accountant in the absence of bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties.

TRANSFER AGENT

         Pursuant to an Amended and Restated Transfer Agency Agreement with the Trust dated June 27, 1994, as amended and restated on September 27, 1995 (the "Transfer Agency Agreement"), BISYS also acts as the Trust's transfer, dividend disbursing and redemption agent. BISYS provides certain shareholder and other services to the Trust, including: furnishing account and transaction information; providing mailing labels for the distribution to each Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reporting; calculating distribution plan and marketing expenses; and maintaining shareholder account records.


         For such services, the Funds reimburse the Transfer Agent for all out-of-pocket expenses incurred by it (including all charges for delivery of materials, telephone and other communication expenses, and costs of postage, supplies, and the microfilm or microfiche reproduction and storage of records) and pays the Transfer Agent annual fees calculated in accordance with a schedule of charges set forth in the Transfer Agency Agreement. The Transfer Agent received fees from the High Yield Fund of $36,415 for the fiscal year ended May 31, 1996, $58,479 for the fiscal year ended May 31, 1997, and $78,430 for the fiscal year ended May 31, 1998. The Transfer Agent received fees from the Emerging Markets Fund of $21,705 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998.


         The Transfer Agency Agreement continues in effect unless terminated at any time by either party upon 90 days' written notice. To the extent BISYS continues to furnish services to the Trust beyond the date of any such termination, it shall continue to be paid its fees and expenses as provided in the Transfer Agency Agreement. In the event of termination, BISYS will be entitled to collect from the Trust a fee equal to 102% of its actual costs incurred in effecting such termination. Under the Transfer Agency Agreement, BISYS will be liable to the Trust only for losses resulting from willful misfeasance, bad faith, negligence, or reckless disregard in performing its duties. The Trust has otherwise agreed to indemnify BISYS and its officers, directors, nominees, employees and agents against claims, damages and liabilities, including counsel fees and other expenses, arising out of its performance of the Transfer Agency Agreement or based upon its reasonable reliance upon information furnished by the Trust, the Adviser, the Administrator, the Fund Accountant or another custodian of Trust or Fund records.





                                DISTRIBUTION PLAN

         The Trust's Distribution and Shareholder Service Plan (the "Plan"), dated June 27, 1994, on behalf of the shares of the High Yield Fund, and adopted and effective on behalf of the shares of the Emerging Markets Fund on December 16, 1997, is a written plan contemplated by Rule 12b-1 (the "Rule") promulgated under the 1940 Act. Each Fund is authorized under the Plan to use the assets of the Fund to finance certain activities relating to the distribution of shares of the Fund to investors. The Plan is a "compensation" plan providing for the payment of a fixed percentage of each Fund's average net assets to finance distribution expenses. The Distributor in turn pays all or part of the 12b-1 fee to investment representatives for these purposes. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         The 12b-1 fees vary by share class as follows:

         (1) Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund;

         (2) Class B shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares. In addition, the Distributor may use up to .25% of the fees for shareholder servicing and .75% for distribution activities.

         The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan. BISYS Fund Services will monitor the Funds for compliance with this NASD rule.

         The Plan authorizes BISYS Fund Services to use the distribution fee to pay, or reimburse expenses incurred by, banks, broker/dealers and other institutions which, pursuant to agreements with the Distributor, provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Such services may be performed by the Distributor or any of its affiliates.

         The Plan requires that any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

         Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. Such approval of the Plan on behalf of the High Yield Fund was obtained on May 24, 1994, and the Plan was also approved by the sole shareholder of the High Yield Fund on May 24, 1994. Such approval of the Plan on behalf of the Emerging Markets Fund by the Trustees was obtained on December 31, 1997.

         The Plan will continue in effect for a Fund only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for a Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of such Fund.

         The Plan may not be amended so as to materially increase the amount of the distribution fees for a Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of such Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.


         For the fiscal year ended May 31, 1998, BISYS Fund Services, as the High Yield Fund's principal underwriter, received $108,665 in distribution fees from the High Yield Fund payable pursuant to the Plan. The following is a breakdown of the expenses paid by the shares of the current sole class of shares offered by the High Yield Fund out of distribution fees for the fiscal year ended May 31, 1998: (i) advertising, $0; (ii) printing and mailing of prospectuses to other shareholders, $0; (iii) compensation to underwriters, $108,665; (vi) compensation to sales personnel, $0; and (v) other, $0.

         From May 31, 1996 to July 31, 1997, the High Yield Fund offered a second class of shares, the Summit High Yield Institutional Service Shares class (the "Service Shares class"), which had a distribution plan adopted pursuant to the Rule that was substantially the same as the Plan, but that applied only to the Service Shares class. For the fiscal year ended May 31, 1998, BISYS Fund Services received $1,041 in distribution fees payable pursuant to the distribution plan adopted on behalf of the Service Shares class. The following is a breakdown of the expenses paid by the Service Shares class of the Fund for the fiscal year ended May 31, 1997; (i) advertising, $0; (ii) printing and mailing of prospectuses to other shareholders, $0; (iii) compensation to underwriters, $1,041 (vi) compensation to sales personnel, $0; and (v) other, $0.

         For the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998, BISYS Fund Services, as the Emerging Markets Fund's principal underwriter, received $25,554 in distribution fees from the Emerging Markets Fund payable pursuant to the Plan. The following is a breakdown of the expenses paid by the shares of the current sole class of shares of the Emerging Markets Fund out of distribution fees for the fiscal year ended May 31, 1998:
(i) advertising, $0; (ii) printing and mailing of prospectuses to other shareholders, $0; (iii) compensation to underwriters, $25,554; (vi) compensation to sales personnel, $0; and (v) other, $0.


THE DISTRIBUTOR

         BISYS Fund Services serves as the Funds' Distributor or principal underwriter (the "Distributor") pursuant to an Amended and Restated Distribution Agreement with the Trust dated June 27, 1994, as amended and restated on September 27, 1995 (the "Distribution Agreement"). BISYS Fund Services is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of the Funds' shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature. The Distributor received underwriting commissions on the sale of Class A shares of the High Yield Fund in the amount of $11,717 for the fiscal year ended May 31, 1996, $26,909 for the fiscal year ended May 31, 1997, and $16,205.07 for the fiscal year ended May 31, 1998, all of which commissions were retained by the Distributor. The Distributor received underwriting commissions on the sale of Class A shares of the Emerging Markets Fund in the amount of $276.15 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998, all of which commissions were retained by the Distributor. Aside from the receipt of these underwriting commissions and the payment of distribution fees as described earlier in this SAI, the Distributor did not receive any other compensation for distributing shares of the Funds. No Class B shares of the Funds were sold during the fiscal year ended May 31, 1998 and the Distributor received no underwriting commissions on sales of such shares during such period.



                             PORTFOLIO TRANSACTIONS


INVESTMENT OR BROKERAGE DISCRETION

         Decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. The Funds' purchases and sales of portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the Funds or applies with respect to only a very small percentage of each Fund's total assets. For the fiscal year ended May 31, 1998, neither of the Funds paid any brokerage commissions on brokerage transactions.



HOW BROKERS AND DEALERS ARE SELECTED

         FIXED-INCOME SECURITIES. Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

         The Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in an underwriting. The Funds may receive brokerage and research services in connection with such designations in a fixed priced underwriting.

         In purchasing and selling the Funds' portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions (in which a Fund does not generally engage), at competitive commission rates. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition and general execution and operational capabilities of competing brokers and dealers, and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

HOW EVALUATIONS ARE MADE OF THE OVERALL REASONABLENESS OF BROKERAGE COMMISSIONS PAID.

         On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Funds. In evaluating the reasonableness of commission rates, the Adviser considers: (i) historical commission rates; (ii) rates which other institutional investors are paying based on available public information; (iii) rates quoted by brokers and dealers; (iv) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients involved;
(v) the complexity of a particular transaction in terms of both execution and settlement; (vi) the level and type of business done with a particular firm over a period of time; and (vii) the extent to which the broker or dealer has capital at risk in the transaction.

DESCRIPTION OF RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS.

         The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Adviser by or through broker-dealers.

         Research services received from brokers and dealers are supplemental to the Adviser's own research effort and, when utilized, are subject to internal analysis before being incorporated by the Adviser into its investment process. As a practical matter, it would not be possible for the Adviser to generate all of the information presently provided by brokers and dealers. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms may not reduce the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

         The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the 1934 Act, the Adviser may from time-to-time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES.

         With regard to the payment of brokerage commissions, the Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the 1934 Act which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the Adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

INTERNAL ALLOCATION PROCEDURES.

         The Adviser will follow a policy of not committing a specific amount of business to any broker or dealer over any specific time period. The Adviser expects that the majority of brokerage placement will be determined by the needs of a specific transaction such as market-making availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser may adopt an internal brokerage allocation procedure for that portion of its discretionary client brokerage or selling concessions business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.


MISCELLANEOUS.

         From time to time, orders for clients may be placed through a computerized transaction network.

         The Funds do not allocate business to any broker-dealer on the basis of its sales of the Funds' shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from that Fund.

         The Adviser currently manages only the Funds. However, the Sub-Adviser and Union Central Life manage a variety of investment portfolios and accounts, some of which have investment objectives and programs similar to those of the Funds. Although investment recommendations or determinations for the Funds will be made by the Adviser independently from recommendations or determinations made by such other entities for their respective portfolios and accounts, the latter may occasionally make recommendations to their clients which result in their purchasing, or selling, the same securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. In such circumstances, the Adviser and the Sub-Adviser may determine or agree that orders for the purchase or sale of the same security for a Fund and one or more other portfolios should be combined, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each portfolio.



                               PORTFOLIO TURNOVER.

         The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code"), and the 1940 Act, when changes in circumstances or market conditions make such a move desirable in light of a Fund's investment objective. Each Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, and transactions will be undertaken with a view to achieving the Fund's investment objective.

         The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.


         Under normal market circumstances, the portfolio turnover rate for the High Yield Fund is not expected to exceed 200%, and for the Emerging Markets Fund, 200%. High portfolio turnover rates may involve corresponding greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and ultimately, by the Fund's shareholders. In addition, high portfolio turnover rates may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

         For the fiscal year ended May 31, 1998, the portfolio turnover rate for the High Yield Fund was 518.74%, while for the fiscal year ended May 31, 1997, the portfolio turnover rate for the High Yield Fund was 271.68%. No comparison of the portfolio turnover rates for the Emerging Markets Fund is possible because the Fund commenced operations in the most recent fiscal year, ended May 31, 1998.



                                  CAPITAL STOCK

         The Trust's Agreement and Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. As of the date of this SAI, the Trustees have designated two series of the Trust, which are the High Yield Fund and the Emerging Markets Fund, and have created two classes of shares of the Funds: the Class A shares and the Class B shares. The Trustees have designated a third class of shares for the High Yield Fund: the Summit High Yield Institutional Shares class. The Class A shares of the Funds were renamed on September 16, 1998 and prior to such date were named the Summit High Yield Shares class for the High Yield Fund and were not named for the Emerging Markets Fund. This SAI covers the Class A shares and the Class B shares of the Funds. Shares of the Summit High Yield

Institutional Shares class are not currently offered to the public. The Trust currently offers Class A shares and the Class B shares of the Funds; each share of a Fund represents an interest in the Fund's portfolio proportionately equal to the interest of each other share of such Fund. Upon the Trust's liquidation, all shareholders of a Fund would share pro-rata in the net assets of that Fund's portfolio available for distribution to shareholders.

         If they deem it advisable and in the best interests of shareholders, the Trustees may create additional classes of shares which may differ from each other only as to expenses and dividends or additional series of shares, each of which may have separate assets and liabilities (in which case any such series would have a designation including the word "Trust" or "Fund"). If additional series of shares or classes are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.



                              PRICING OF SECURITIES

         Securities which are traded on stock exchanges are valued at the last sales price as of the close of the Exchange, or lacking any sales, at the closing bid price. Securities traded only in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed-income securities are generally traded in the over-the-counter market. The net asset value is determined by dividing the value of a Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of a Fund, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If approved by the Trustees, each Fund may make use of a pricing service or services in determining the net asset value of the Fund. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value. The Trustees, on the basis of ongoing evaluation of the various pricing services, may use or may discontinue the use of any pricing service in whole or in part.

         For the purposes of determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies and traded on foreign exchanges or in foreign markets will be converted into U.S. Dollars at the mean of the bid and offer prices of such currency against U.S. Dollars quoted by any major bank, or if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Trustees. Because the value of securities denominated in foreign currencies must be converted into U.S. Dollars, fluctuations in the value of such currencies in relation to the U.S. Dollar may affect the NAV of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

         Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value, as determined in good faith by the Adviser, as authorized by the Trustees.



                                    DIVIDENDS

         A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of a Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an Automatic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.



                                   TAX STATUS


         In January, the Trust will send you information indicating the federal tax status of dividends and capital gain distributions in your Fund account. All distributions are taxable to shareholders for the year in which they were paid. The only exception is that distributions declared during the last three months of the year to shareholders of record in such month and paid in January of the following year are taxed to shareholders as though they were paid by December 31.

         The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification requires the Funds to limit their investments so that, at the end of each calendar quarter, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer, and with respect to the remaining 50%, no more than 25% is invested in a single issuer.

         Dividends and distributions paid by a Fund are not eligible for the dividends received deduction for corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each Fund must declare dividends equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute 100% of ordinary income and capital gains as of its tax year-end to avoid federal income tax.

         At the time of your purchase, a Fund's net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on or distribute such gains.

         If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to shareholders; and (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital dividends).

         To the extent a Fund invests in foreign securities, the Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally from 10% to 35%, although lesser and greater amounts may be incurred. The investment yield of a Fund will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow its shareholders to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. In addition, if a Fund invests in securities of passive foreign investment companies, it may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of a Fund will be reduced by such taxes and interest. Shareholders will bear the cost of these taxes and interest but will not be able to claim a deduction for these amounts.

         FOREIGN CURRENCY GAINS AND LOSSES

         Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments, to reflect these gains and losses will be made at the end of each Fund's taxable year.


         BUYING A DIVIDEND

          On the record date for a distribution from capital gains, the Fund's share price is reduced by the amount of the distribution. If shares of the Fund are bought immediately before the record date ("buying a dividend"), you will pay the full price for a share of the Fund. You will receive a portion of the Fund's price back as a taxable distribution. A similar result may occur with regard to distributions from net income.


         TAXES ON YOUR FUND TRANSACTIONS

           When you sell or redeem shares in the Fund, you may realize a gain or loss. An exchange from one Fund to another is treated as a sale for tax purposes. For more information on the tax consequences of an exchange, see the section "Shareholder Services-Exchange Privileges" of this prospectus. If you hold your shares for six months or less, any loss you have will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares. In January, the Trust will send you information indicating the date and amount of each sale of the Fund that you made during the prior year. A copy is filed with the IRS.

           You may calculate the cost basis of the shares you sold using the average cost of the Fund or other methods acceptable to the IRS, such as "specific identification." To help you maintain accurate records, we send you a confirmation immediately following each transaction you make and a year-end statement detailing all your transactions during the year. At year-end the Trust will also send you any additional information you need to determine your taxes, such as the sources of Fund income. Non-U.S. investors should contact their tax advisors to determine the U.S. and non-U.S. tax consequences of an investment in the Fund.

           Note: For information on the tax consequences of hedging, see "Investment Objective, Policies and Strategy" in the prospectus.

         FOREIGN CURRENCY GAINS AND LOSSES

           Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments, to reflect these gains and losses will be made at the end of each Fund's taxable year.


                             INVESTMENT PERFORMANCE

         For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return and yield. Both "total return" and "yield" figures are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION. From time to time, a Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                     ab         6
                   YIELD  =  2 [ ( ------- + 1 ) - 1 ]
                                     cd

         Where:

         a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.


         Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Fund's offering price (including the 4.50% sales charge) at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended May 31, 1998, the High Yield Fund's yield for the shares of the Summit High Yield Shares class (currently named the Class A shares) was 8.52% and the Emerging Markets Fund's yield for its single class of shares (currently named the Class A shares) was 8.97%.




TOTAL RETURN PERFORMANCE

         Under the rules of the Commission, funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:
                          n
                  P(1 + T) = ERV

         Where:   P =      a hypothetical initial payment of $1,000

                  T =      average annual total return

                  n =      number of years (1, 5 or 10)

                  ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

         The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $10,000 payment and all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by a Fund.


         Based on the foregoing calculation, the average annual total returns for the fiscal year ended May 31, 1998 and for the period from June 27, 1994 to May 31, 1998 for the Summit High Yield Shares class (currently, the Class A shares) of the High Yield Fund were 16.17% and 16.41%, respectively. The total returns for the fiscal period from December 31, 1997 to May 31, 1998 for the single class of shares of the Emerging Markets Fund (currently, the Class A shares) was 2.01%. The total return figures do not reflect the deduction of the maximum 4.50% front-end sales charge which may be assessed purchasers of shares of the High Yield Fund Class A shares and the Emerging Markets Fund Class A shares. The average annual total returns, after the deduction of the front-end sales charge for the same periods, for the High Yield Fund Class A shares were 10.97% and 15.06%, respectively, and for the fiscal period from December 31, 1997 to May 31, 1998 for the Emerging Markets Fund Class A shares was -2.57%.


         Each Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. Each Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, each Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. Each Fund would, however, disclose the maximum sales charge and would also disclose that the performance data does not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted, if a sales charge is in effect. To calculate its average annual total return, the aggregate return is then annualized according to the Commission's formula for total return quotes, outlined above. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Each Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be presented from time to time by such analyses as Dow Jones, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average/U.S. Government and Agency, or as they appear in various publications including but not limited to The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other regional publications.



                                     GENERAL

REPURCHASE OF SHARES

         The Distributor is authorized to repurchase Fund shares through certain securities dealers who have entered into selected dealer agreements with the Distributor. The offer to repurchase may be suspended by the Distributor at any time. Dealers may charge for their services in connection with a repurchase, but neither the Funds nor the Distributor makes any such charge. Repurchase arrangements differ from redemptions in that the dealer buys the shares as principal from his customer in lieu of tendering shares to the appropriate Fund for redemption as agent for the customer. The proceeds to the shareholder will be the net asset value of the shares repurchased as next determined after receipt of the repurchase order by the dealer. By a repurchase, the customer should be able to receive the sale proceeds from the dealer more quickly. Shareholders should contact their dealers for further information as to how to effect a repurchase and the dealer's charges applicable thereto.



PAYMENT FOR SHARES PRESENTED


         Payment for shares presented for redemption will be based on a Fund's net asset value next computed after a request is received in proper form at the Transfer Agent's office. Payment proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed or the right of redemption suspended: (i) for any period during which the Exchange is closed for other than customary weekend and holiday closing or during which trading on the Exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the

Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may by order permit for the protection of shareholders, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (i) and (ii) exist. Payment of proceeds may also be delayed if the shares to be redeemed or repurchased were purchased by check and that check has not cleared (which may be up to 15 days or more).


UNDELIVERABLE REDEMPTION CHECKS


         If you elect to receive distributions in cash and checks from the Funds
(1) are returned marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Funds at the per share NAV determined as of the date of payment of the distributions. In addition. any undeliverable check or checks that remain uncashed for six months will be canceled and will be reinvested in the Funds at the NAV determined as of the date of the cancellation.


SALES CHARGE REDUCTION AND WAIVERS FOR CLASS A SHARES


         The investor must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information, including identification of all share accounts to be considered in determining sales charge reductions or waivers, to permit confirmation of the qualification. An investor may qualify for reduced sales charges in the following cases. First, an investor may purchase shares of the Fund pursuant to a Letter of Intent. The Letter of Intent permits an investor to purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. Each investment made during the period will be assessed the applicable reduced sales charge or no sales charge. Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent in the name of the purchaser to secure payment of the higher sales charge which may be applicable to the purchase of shares of the Fund if the full Letter of Intent amount is not purchased. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares are not subject to escrow. The effective date of a Letter of Intent may be back-dated up to 30 days in order that any investment made during this 30-day period, valued at the purchaser's cost, can be applied to the fulfillment Letter of Intent goal.

         The Letter of Intent does not obligate the investor to purchase, nor either Fund to sell, the indicated amount. In the event the stated goal is not achieved within the 13-month period, the purchaser is required to pay the balance of the full sales charge that would otherwise have applied to the purchases made during this period. If a payment is due under the preceding sentence, it must be made directly to the Distributor within twenty days of notification or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Additionally, if the total purchases within the 13-month period exceed the stated investment goal, an adjustment will be made to reflect any further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional shares at the then current applicable public offering price.



EXCHANGE PRIVILEGE


         The Exchange Privilege permits you to sell your shares for shares of the same class of another Fund within the Trust generally without paying additional sales charges. No transactions fees are charges for exchanges. Exchanges are subject to the following conditions.

         Class A shares of a Fund may be exchanged for shares of two no-load money market portfolios of The ARCH Fund, Inc., namely, the ARCH Money Market Portfolio and the ARCH Treasury Money Market Portfolio (the "Money Market Funds"), and for Class A shares of the other Fund. The ARCH Fund, Inc. is an investment company for which BISYS Fund Services also serves as the distributor. Since shares of the Money Market Funds may be purchased at no load, purchases of shares of the Fund made by redeeming shares of the Money Market Funds will be subject to the sales charge applicable to an initial purchase of shares of the Fund (see "Sales Price and Sales Charges" above). However, shareholders exchanging shares of the Money Market Funds that were acquired through a previous exchange of shares of the Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund.

         Shareholders exchanging shares for shares of the other Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund. Under these circumstances, the shareholder must notify the Distributor that a sales charge was originally paid (or would have been paid, if not for the purchase amount of $500,000 or more) and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales charge.

         In addition, the following conditions exists: The shares of the Fund selected for exchange must be available for sale in your state of residence; the minimum investment requirements for the Fund must be met at the time of your exchange; the registration and tax identification numbers of the two accounts must be identical; your exchange request must be received by 4:00 p.m. Eastern Time on a Business Day in order to receive the NAV determined for that same Business Day; to prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited; and the Exchange Privilege may be changed or eliminated at any time upon 60 days notice to shareholders.

         An exchange between Funds involves two transactions - a sale of one Fund and the purchase of another. That sale typically will produce a gain or loss for tax purposes. Exchanges between classes of the same Fund are not taxable. Exchanges may be made by sending the Trust's Exchange Request Form to Summit Investment Trust, P.O. Box 182448, Columbus, Ohio, 43218-2448 or by calling 1-800-272-3442.

CUSTODIAN



         The Fifth Third Bank (the "Custodian"), a banking company organized under the laws of Ohio, is the Custodian for the Funds' securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian and may be entered into the Federal Reserve Book Entry System or the security depository system of the Depository Trust Corporation. The Custodian's principal offices are located at 38 Fountain Square Plaza, Cincinnati, OH 45263. Foreign securities are held with selected foreign sub-custodians through arrangements with The Bank of New York.


INDEPENDENT ACCOUNTANTS


         The Trust's independent accountants, Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, OH 43215, audit the Trust's annual financial statements, assist in the preparation of certain reports to the SEC and prepare the Trust's tax returns.



                              FINANCIAL INFORMATION

         The Funds' Financial Statements for the fiscal year ended May 31, 1998, including the Report of Independent Accountants, which are included in the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1998 (the "Report"), are included on the following pages of this SAI. The Report may be obtained free of charge by calling the Trust at 1-800-272-3442, or writing to the Trust at its address listed on the cover of this SAI. The Class B shares of the Funds did not have operations during the fiscal year ended May 31, 1998 and are not covered in such Financial Statements or the Report.

SUMMIT INVESTMENT TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1998

                                                                                            EMERGING
                                                                             HIGH YIELD      MARKETS
                                                                               FUND         BOND FUND
                                                                            -----------     -----------
                                  ASSETS:
Investments, at value (Cost $54,045,275 and $25,479,777; respectively)...   $54,471,090     $25,158,370
Interest receivable......................................................     1,408,312         726,157
     Receivable for capital shares issued................................         5,822              --
     Prepaid expenses....................................................         4,410          28,937
                                                                            -----------     -----------
          Total Assets...................................................    55,889,634      25,913,464
                                                                            -----------     -----------

                               LIABILITIES:
Cash overdraft...........................................................        39,294              --
Payable for capital shares redeemed......................................       166,638              --
Accrued expenses and other payables:
     Investment advisory fees............................................         5,331           2,304
     Administration fees.................................................         1,370             635
     12b-1 fees..........................................................        11,744           5,587
     Fund Accounting fees................................................           674             516
     Transfer agent fees.................................................         1,686           2,165
     Custodian fees......................................................         2,000           2,392
     Legal fees..........................................................         5,979           3,753
     Audit fees..........................................................         5,908           5,716
     Reg & Filing 24F2...................................................         1,635           7,737
     Printing costs......................................................         3,965           2,987
     Other...............................................................            --             204
                                                                            -----------     -----------
          Total Liabilities..............................................       246,224          33,996
                                                                            -----------     -----------


                                NET ASSETS:
Capital..................................................................    53,600,753      26,050,522
Undistributed (distribution in excess of) net investment income..........       130,199          36,584
Accumulated undistributed net realized gains (losses) from investment
   and foreign currency transactions.....................................     1,486,643         113,769
Net unrealized appreciation (depreciation) on investments and assets
   and liabilities denominated in foreign currencies.....................       425,815       (321,407)
                                                                            -----------     -----------
          Net Assets.....................................................   $55,643,410     $25,879,468
                                                                            ===========     ===========
Outstanding units of beneficial interest.................................     5,061,209       2,622,427
                                                                            ===========     ===========

Net asset value
     Redemption price per share..........................................        $10.99           $9.87
                                                                            ===========     ===========

Maximum Sales Charge.....................................................          4.50%           4.50%
                                                                            ===========     ===========
Maximum Offering Price--(100%/(100%-maximum sales charge)
   of net asset value per share (adjusted to nearest cent))..............        $11.51          $10.34
                                                                            ===========     ===========



                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                             STATEMENT OF OPERATIONS

                                                                                                     EMERGING
                                                                                                      MARKETS
                                                                                     HIGH YIELD      BOND FUND
                                                                                        FUND          FOR THE
                                                                                       FOR THE       FIVE MONTH
                                                                                      YEAR ENDED    PERIOD ENDED
                                                                                    MAY 31, 1998   MAY 31, 1998(a)
                                                                                    -------------  ---------------
INVESTMENT INCOME:
Interest income...................................................................    $4,947,735      $1,096,556
Dividend income...................................................................        45,813              --
                                                                                      ----------      ----------
     Total Income.................................................................     4,993,548       1,096,556
                                                                                      ----------      ----------
EXPENSES:
Investment advisory fees..........................................................       434,032          77,180
Administration fees...............................................................        95,951          20,585
12b-1 fees........................................................................       118,899          25,731
12b-1 fees--(Institutional Service Shares Class)...................................        1,041              --
Accounting fees...................................................................        40,780          21,215
Custodian fees....................................................................        18,495           7,206
Transfer agent fees...............................................................        78,430          21,705
Trustees' fees....................................................................        21,652           3,554
Organization costs................................................................            --           4,319
Legal fees........................................................................        52,717           6,873
Audit fees........................................................................         7,836           5,155
Registration and filing fees......................................................        43,737          20,059
Printing costs....................................................................        41,178          11,372
Other.............................................................................        22,796             530
                                                                                      ----------      ----------
     Total expenses before voluntary reductions...................................       977,544         225,484
     Expenses voluntarily reduced.................................................      (206,181)        (20,994)
                                                                                      ----------      ----------
     Total Expenses...............................................................       771,363         204,490
                                                                                      ----------      ----------
Net investment income.............................................................     4,222,185         892,066
                                                                                      ----------      ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investment and foreign currency transactions.......     3,821,677         105,690
Net change in unrealized appreciation (depreciation) on investments and assets
   and liabilities denominated in foreign currencies..............................    (1,467,951)       (321,407)
                                                                                      ----------      ----------
Net realized/unrealized gains (losses) on investments.............................     2,353,726        (215,717)
                                                                                      ----------      ----------
Change in net assets resulting from operations....................................    $6,575,911      $  676,349
                                                                                      ==========      ==========

------------------
(a)  Emerging Markets Bond Fund commenced operations on December 31, 1997.


                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                   EMERGING
                                                                                                                   MARKETS
                                                                         HIGH YIELD          HIGH YIELD           BOND FUND
                                                                            FUND                FUND               FOR THE
                                                                           FOR THE             FOR THE            FIVE MONTH
                                                                          YEAR ENDED         YEAR ENDED          PERIOD ENDED
                                                                        MAY 31, 1998        MAY 31, 1997        MAY 31, 1998(b)
                                                                        -------------       ------------       ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income.............................................  $  4,222,185          $ 2,979,432        $   892,066
   Net realized gains (losses) on investment and foreign currency
     transactions....................................................     3,821,677            2,908,478            105,690
   Net change in unrealized appreciation (depreciation) on
     investments and assets and liabilities denominated in foreign
     currencies......................................................    (1,467,951)            (160,322)          (321,407)
                                                                        -----------          -----------        -----------
Change in net assets resulting from operations.......................     6,575,911            5,727,588            676,349
                                                                        -----------          -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.............................................    (4,184,950)          (2,754,994)          (857,402)
   In excess of net investment income................................            --             (353,047)                --
   Net realized gains................................................    (3,955,064)          (1,369,117)                --
DISTRIBUTIONS TO INSTITUTIONAL SERVICE
   SHAREHOLDERS FROM:
   Net investment income.............................................       (75,986)(a)         (231,725)
   In excess of net investment income................................        (3,718)(a)          (48,995)
   Net realized gains................................................            --             (100,079)
                                                                        -----------          -----------        -----------
Change in net assets from shareholder distributions..................    (8,219,718)          (4,857,957)          (857,402)
                                                                        -----------          -----------        -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued.......................................    45,870,906            8,216,321         25,207,058
   Dividends reinvested..............................................     7,543,747            4,761,817            857,402
   Cost of shares redeemed...........................................   (35,071,165)          (5,304,586)            (3,939)
                                                                        -----------          -----------        -----------
Change in net assets from capital transactions.......................    18,343,488            7,673,552         26,060,521
                                                                        -----------          -----------        -----------
Change in net assets.................................................    16,699,681            8,543,183         25,879,468
NET ASSETS:
   Beginning of period...............................................    38,943,729           30,400,546                 --
                                                                        -----------          -----------        -----------
   End of period.....................................................   $55,643,410          $38,943,729        $25,879,468
                                                                        ===========          ===========        ===========
SHARE TRANSACTIONS:
   Issued............................................................     4,047,983              733,390          2,537,918
   Reinvested........................................................       680,082              426,459             84,891
   Redeemed..........................................................    (3,106,428)            (472,411)              (382)
                                                                        -----------          -----------        -----------
Change in shares.....................................................     1,621,637              687,438          2,622,427
                                                                        ===========          ===========        ===========

----------------------
(a) On July 31, 1997, Institutional Shares ceased operations and were transferred to High Yield Shares.

 (b) Emerging Markets Bond Fund commenced operations on December 31, 1997.


                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 1998



 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
CORPORATE BONDS (97.8%):
Communications (37.9%):
Cellular Telephone (4.1%):
1,000,000    Dobson Communications, 11.75%,
                4/15/07.......................... $ 1,085,000
2,000,000    Triton Communications LLC,
                0.00%, 5/1/08 (e)................   1,170,000
                                                  -----------
                                                    2,255,000
                                                  -----------
Data/Internet (4.6%):
1,000,000    Psinet Inc., 10.00%, 2/15/05**......   1,022,500
1,500,000    Teligent Inc., 11.50%, 12/1/07......   1,530,000
                                                  -----------
                                                    2,552,500
                                                  -----------
Domestic--Retail Telecom (4.2%):
1,000,000    E. Spire Communications Inc.,
                0.00%, 4/1/06, (b)...............     785,000
2,625,000    Focal Communications Corp.,
                0.00%, 2/15/08**, (c)............   1,575,000
                                                  -----------
                                                    2,360,000
                                                  -----------
Domestic--Wholesale Telecom (2.1%):
1,000,000    Qwest Communications
                International, 10.88%, 4/1/07**..   1,145,000
                                                  -----------
International--Retail Telecom (4.9%):
1,000,000    Metronet Communications Corp.,
                12.00%, 8/15/07..................   1,162,500
1,500,000    Versatel Telecom BV, 13.25%,
                5/15/08**........................   1,552,500
                                                  -----------
                                                    2,715,000
                                                  -----------
International--Wholesale Telecom (9.2%):
1,000,000    Esprit Telecom, 11.50%, 12/15/07**..   1,070,000
2,000,000    Facilicom International Inc.,
                10.50%, 1/15/08**................   1,990,000
2,000,000    Viatel Inc., 11.25%, 4/15/08**......   2,080,000
                                                  -----------
                                                    5,140,000
                                                  -----------
Paging/Telegraph (4.5%):
1,000,000    Paging Network Do Brazil SA,
                13.50%, 6/6/05...................     955,000
1,500,000    Paging Network Inc., 10.00%,
                10/15/08.........................   1,552,500
                                                  -----------
                                                    2,507,500
                                                  -----------

 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------

CORPORATE BONDS, CONTINUED:
Communications, continued:
Pay Phone Operators (4.3%):
1,500,000    Phonetel Technologies Inc.,
                12.00%, 12/15/06................  $ 1,290,000
1,000,000    Talton Holdings Inc., 11.00%,
                6/30/07.........................    1,090,000
                                                  -----------
                                                    2,380,000
                                                  -----------
  Total Communications                             21,055,000
                                                  ===========

Energy/Mining (7.2%):
Distribution (1.7%):
1,000,000    Empire Gas Corp., 7.00%,
                7/15/04 (d)....................       920,000
                                                  -----------
Oil/Gas Extraction (5.5%):
2,000,000    Abraxas Petroleum, 11.50%,
                11/1/04**......................     2,090,000
1,000,000    Costilla Energy Inc., 10.25%,
                10/1/06**......................     1,005,000
                                                  -----------
                                                    3,095,000
                                                  -----------
  Total Energy/Mining                               4,015,000
                                                  ===========

Financial (1.8%):
Banking/Insurance (1.8%):
1,000,000    Arcadia Financial Ltd., 11.50%,
                3/15/07........................       997,500
                                                  -----------
Manufacturing/Consumer Goods (15.9%):
Consumer Products (5.9%):
1,500,000    Derby Cycle Corp., 10.00%,
                5/15/08**......................     1,492,500
1,000,000    Stuart Entertainment, 12.50%,
                11/15/04.......................       790,000
1,000,000    Werner Holdings Co. Inc.,
                10.00%, 11/15/07...............     1,040,000
                                                  -----------
                                                    3,322,500
                                                  -----------
Electric/HVAC (2.0%):
1,000,000    International Wire Group,
                11.75%, 6/1/05.................     1,100,000
                                                  -----------
Furniture & Fixtures (1.7%):
1,000,000    Macsaver Financial Services,
                7.60%, 8/1/07..................       922,090
                                                  -----------


                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  May 31, 1998


 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
CORPORATE BONDS, CONTINUED:
Manufacturing/Consumer Goods, continued:
Professional & Commercial Equipment (3.5%):
2,000,000    Anchor Lamina, 9.88%, 2/1/08**.....  $ 1,975,000
                                                  -----------
Textile/Apparel (2.8%):
1,500,000    Anvil Knitwear, 10.88%,
                3/15/07.........................    1,545,000
                                                  -----------
  Total Manufacturing/Consumer Goods                8,864,590
                                                  -----------

Manufacturing/Trade (16.0%):
Auto/Related Products (2.8%):
1,500,000    Prestolite Electric Inc.,
                9.63%, 2/1/08**.................    1,533,750
                                                  -----------
Chemicals (0.5%):
500,000      Tri Polyta Finance Inc.,
                11.38%, 12/1/03.................      280,000
                                                  -----------
Metals (2.9%):
1,500,000    Kaiser Aluminum & Chemicals,
                12.75%, 2/1/03..................    1,595,625
                                                  -----------
Miscellaneous (5.7%):
500,000      IMO Industries Inc., 11.75%,
                5/1/06..........................      570,000
1,000,000    International Knife & Saw
                Corp., 11.38%, 11/15/06.........    1,090,000
1,500,000    Numatics Inc., 9.63%, 4/1/08**.....    1,526,250
                                                  -----------
                                                    3,186,250
                                                  -----------
Paper & Pulp (4.1%):
500,000      Florida Coast Paper, 12.75%,
                6/1/03...........................     557,500
1,000,000    Indah Kiat Fin Mauritius,
                10.00%, 7/1/07...................     705,000
1,000,000    Repap New Brunswick, 10.63%,
                4/15/05..........................   1,027,500
                                                  -----------
                                                    2,290,000
                                                  -----------
  Total Manufacturing/Trade                         8,885,625
                                                  -----------

Media (6.4%):
Cable/Pay TV/Other (0.7%):
500,000      TV Filme Inc., 12.88%,
                12/15/04**......................      452,500
                                                  -----------
Outdoor Advertising (3.7%):
2,000,000    Tri-State Outdoor Media,
                11.00%, 5/15/08,**..............    2,032,500
                                                  -----------

 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
CORPORATE BONDS, CONTINUED:
Media, continued:
Radio Broadcasting (2.0%):
1,000,000    Spanish Broadcasting System,
                11.00%, 3/15/04**................ $ 1,092,500
                                                  -----------

  Total Media....................................   3,577,500
                                                  -----------

Miscellaneous Services (7.8%):
General Merchandise (0.9%):
500,000      Pamida Inc., 11.75%, 3/15/03........     522,500
                                                  -----------
Hotel/Gaming (4.9%):
1,000,000    Alliance Gaming Corp., 10.00%,
                8/1/07...........................   1,022,500

1,000,000    Argosy Gaming, 13.25%, 6/1/04.......   1,130,000



500,000      Casino Magic--Louisiana Inc.,
               13.00%, 8/15/03...................     585,000
                                                  -----------
                                                    2,737,500
                                                  -----------
Other (2.0%):
1,000,000    Affinity Group Holdings Inc.,
                11.00%, 4/1/07...................   1,080,000
                                                  -----------
  Total Miscellaneous Services...................   4,340,000
                                                  -----------

Transportation (4.8%):
Air Transportation (1.0%):
500,000      CHC Helicopter, 11.50%, 7/15/02.....     530,000
                                                  -----------
Shipping (1.5%):
750,000      Navigator Gas Transport, 12.00%,
                6/30/07**........................     858,750
                                                  -----------
Trucking/Warehousing (2.3%):
1,500,000    Ameritruck Distribution, 12.25%,
                11/15/05.........................     862,500
500,000      Trism Inc., 10.75%, 12/15/00........     435,000
                                                  -----------
                                                    1,297,500
                                                  -----------
  Total Transportation                              2,686,250
                                                  -----------
  Total Corporate Bonds                            54,421,465
                                                  -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  May 31, 1998


 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
RIGHTS/WARRANTS (0.1%):
Communications (0.1%):
Network--Domestic (0.1%):
1,000        Metronet Communication Corp.,
                Warrants, expire 12/31/99.......  $    47,625
                                                  -----------


 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
RIGHTS/WARRANTS, CONTINUED:
Manufacturing/Consumer Goods (0.0%):
Consumer Products (0.0%):
2,000        Renaissance Cosmetics Inc.,
                Warrants, expire 8/15/01**......        2,000
                                                  -----------
  Total Rights/Warrants.........................       49,625
                                                  -----------
  Total Investments
    (Cost $54,045,275)(a)--97.9%................   54,471,090
  Other assets in excess of liabilities--2.1%...    1,172,320
                                                  -----------
  TOTAL NET ASSETS--100.0%......................  $55,643,410
                                                  ===========

---------------
Percentages indicated are based on net assets of $55,643,410.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $112,500. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

        Unrealized appreciation.......... $ 1,830,296
        Unrealized depreciation.......... $(1,516,981)
                                          ------------
        Net unrealized appreciation...... $   313,315
                                          ============

(b) Interest rate increases to 12.75% on April 1, 2001.
(c) Interest rate increases to 12.13% on February 15, 2003.
(d) Interest rate increases to 12.88% on July 15, 1999.
(e) Interest rate increases to 11.00% on May 1, 2003.

** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the market value of Rule 144A securities amounted to $24,495,750 or 44% of net assets.


                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 1998


 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
CORPORATE BONDS (96.7%):
Asia (11.4%):
Indonesia (9.1%):
1,000,000    APP International Finance, 11.75%,
                10/1/05.........................  $   875,000
1,000,000DGS International Finance Co.
                BV, 10.00%, 6/1/07**............      785,000

1,000,000    Tjiwi Kimia Finance, 10.00%,
                8/1/04**........................      700,000
                                                  -----------
                                                    2,360,000
                                                  -----------
Israel (2.3%):
1,000,000    Barak I.T.C, 0.00%, 11/15/07**
                (b).............................      600,000
                                                  -----------
                                                    2,960,000
                                                  -----------
Caribbean (3.8%):
Dominican Republic (3.8%):
1,000,000    Tricom SA, 11.38%, 9/1/04**........      975,000
                                                  -----------

Eastern Europe (3.8%):
Poland (3.8%):
1,000,000    Netia Holdings BV, 10.25%,
                11/1/07**.......................      997,500
                                                  -----------
Russia (2.6%):
1,000,000    Russia-Ian, Floating-Rate Note,
                currently 6.72%, 12/15/15**.....      661,250
                                                  -----------
                                                    1,658,750
                                                  -----------
Latin America (69.6%):
Argentina (23.0%):
1,000,000    Acindar Ind., 11.25%, 2/15/04......    1,037,500
1,000,000    Autopistas Del Sol SA, 10.25%,
                8/1/09**........................      957,500
1,000,000    Cia International Telecom
                Cointel, 10.38%, 8/1/04.........      895,000
1,000,000    CTI Holdings SA, 0.00%,
                4/15/08** (b)...................      572,500
1,000,000    Meastellone Herma Masher,
                11.75%, 4/1/08**................    1,017,500
1,000,000    Supercanal Holdings, 11.50%,
                5/15/05**.......................      980,000
500,000      Supermercad Norte, 10.88%,
                2/9/04**........................      496,250
                                                  -----------
                                                    5,956,250
                                                  -----------


 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
C7ORPORATE BONDS, CONTINUED:
Brazil (24.7%):
1,000,000    Abril SA, 12.00%, 10/25/03**.......  $ 1,027,500
1,000,000    Comtel Brasileira Ltd., 10.75%,
                9/26/04**.......................      975,000
1,000,000    Espirito Santo Centrais
                Electrias, 10.00%, 7/15/07......      890,000
750,000      Globo Communicacoes, 10.63%,
                12/5/08**.......................      727,500
1,000,000    MRS Logistica SA, 10.63%,
                8/15/05**.......................      907,500
1,000,000    Paging Network DO Brazil SA,
                13.50%, 6/6/05..................      955,000
500,000      Tevecap SA, 12.63%, 11/26/04**.....      475,000
500,000      TV Filme Inc.TE Bond, 12.88%,
                12/15/04**......................      452,500
                                                  -----------
                                                    6,410,000
                                                  -----------
Mexico (21.9%):
1,000,000    Consorcio Grupo Dina, 8.00%,
                8/8/04, Convertible Bond........      845,000
1,000,000    Grupo Azucarero Mexico SA,
                11.50%, 1/15/05**...............      860,000
1,000,000    Grupo Industrial Durango, 12.63%,
                8/1/03..........................    1,107,500
1,000,000    Grupo Televisa SA, 0.00%,
                5/15/08 (d).....................      785,000
1,000,000    Innova S De R.L., 12.88%, 4/1/07...    1,040,000
1,000,000    TV Azteca SA, 10.50%, 2/15/07......    1,027,500
                                                  -----------
                                                    5,665,000
                                                  -----------
                                                   18,031,250
                                                  -----------
North America (1.7%):
Canada (1.7%):
1,000,000    Microcell Telecommunications,
                0.00%, 10/15/07 (c).............      438,157
                                                  -----------
Western Europe (3.8%):
Greece (3.8%):
1,000,000    Fage Dairy Industries SA, 9.00%,
                2/1/07..........................      972,000
                                                  -----------
  Total Corporate Bonds.........................   25,035,157
                                                  -----------


                                    Continued

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  May 31, 1998

 SHARES OR
 PRINCIPAL               SECURITY                   MARKET
   AMOUNT               DESCRIPTION                  VALUE
----------   -----------------------------------  -----------
INVESTMENT COMPANIES (0.5%):
North America (0.5%):
United States (0.5%):
123,213      Fountain Square Commercial Paper
                Fund............................  $   123,213
                                                  -----------
  Total Investment Companies                          123,213
                                                  -----------
  Total Investments

    (Cost $25,479,777)(a)--97.2%                   25,158,370
  Other assets in excess of liabilities--2.8%         721,098
                                                  -----------
  TOTAL NET ASSETS--100.0%                        $25,879,468
                                                  ===========

-------------------
Percentages indicated are based on net assets of $25,879,468.
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) as follows:

        Unrealized appreciation.............      $ 249,081
        Unrealized depreciation.............      $(570,488)
                                                  ----------
        Net unrealized depreciation.........      $(321,407)
                                                  ==========

(b) Interest rate increases to 12.50% on November 15, 2002.
(c) Interest rate increases to 11.13% on October 15, 2002.
(d) Interest rate increases to 13.25% on May 15, 2001.
(e) Interest rate increases to 11.50% on May 15, 2003.

** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the market value of Rule 144A securities amounted to $14,167,500 or 55% of net assets.



                       See notes to financial statements.

SUMMIT INVESTMENT TRUST


                         NOTES TO FINANCIAL STATEMENTS.

1. ORGANIZATION:

   Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is comprised of two managed investment portfolios, the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"), collectively (the "Funds"), or individually (the "Fund"). On July 31, 1997, the Institutional Service Shares of the Summit High Yield Fund ceased operations and all outstanding shares were converted to High Yield Shares; however, the Funds may still add an additional class. On December 31, 1997, the Summit Emerging Markets Bond Fund commenced operations.

   The High Yield Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate to long-term corporate bonds.

   The Emerging Market Fund's investment objective is to provide high income and capital appreciation. The Fund will invest primarily in government and corporate debt securities of emerging market nations.

   The Funds are authorized to issue an unlimited number of shares, which are units of beneficial interest without par value.


2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        SECURITIES VALUATION:

        Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Fund uses a pricing service or services in determining the net asset value of shares of the Funds. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

        The Funds may invest its assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for
                                   Continued

SUMMIT INVESTMENT TRUST

                                  May 31, 1998

        higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated securities than with respect to securities for which external sources of quotations and last sale information are more available.

        FOREIGN CURRENCY TRANSLATION

        The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Emerging Markets Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of transactions.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchanges on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

        FOREIGN CURRENCY CONTRACTS

        A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuations in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

        Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. No forward foreign exchange contracts were held at May 31, 1998.

        SECURITIES TRANSACTIONS AND RELATED INCOME:

        Securities transactions are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost.

        DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income are declared and paid monthly. Net realized capital gains, if any, are declared and paid at least annually.


                                   Continued

SUMMIT INVESTMENT TRUST

                                  May 31, 1998

        Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for organization costs, market discount, and foreign currency transactions.

        These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distribution in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

        As of May 31, 1998, the following reclassifications have been made to increase(decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                           ACCUMULATED      ACCUMULATED NET
                                          UNDISTRIBUTED         REALIZED
                                               NET            GAIN/(LOSS)
                                        INVESTMENT INCOME   ON INVESTMENTS
                                        -----------------   --------------
        High Yield Fund...............       $124,443         $(127,213)
        Emerging Markets Fund.........       $  1,920         $   8,079

        FEDERAL INCOME TAXES:

        It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

        INTERNATIONAL FUNDS:

        The Emerging Markets Fund has a relatively large concentration of securities invested in companies domiciled in the emerging markets. The Fund may be more susceptible to the political, social and economic events adversely affecting the emerging market companies than funds not so concentrated.

        OTHER:

        Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to both Funds are allocated among each Fund based upon relative net assets or another appropriate method. Costs incurred in connection with the organization and initial registration of the Emerging Markets Fund have been deferred and are being amortized over a twenty four month period, beginning with the Fund's commencement of operations.



                                   Continued

SUMMIT INVESTMENT TRUST

                                  May 31, 1998

3. PURCHASES AND SALES OF PORTFOLIO SECURITIES:

   Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 1998 are as follows:

                                        PURCHASES         SALES
                                      ------------     ------------
   High Yield Fund.................   $252,632,269     $240,545,119
   Emerging Markets Fund...........   $ 41,930,292     $ 17,796,163


4. RELATED PARTY TRANSACTIONS:

   First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Funds. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a joint venture agreement (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon is a wholly-owned subsidiary of Union Central Life, an Ohio mutual insurance company, which owns as of May 31, 1998 approximately 53% of the High Yield Fund and 99% of the Emerging Markets Fund. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

   Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the High Yield Fund's average daily net assets. For the Emerging Markets Fund the advisory fee is paid monthly at an annual rate of 0.75% B.P. of the Fund's average daily net assets. The Adviser has agreed to waive a portion of its advisory fee so as to limit the total annual expenses of the High Yield Fund to 1.60% and the Emerging Markets to 2.00%. For the period ended May 31, 1998, FSCM received $262,141 and $61,669 of advisory fees after voluntarily waiving $171,891 and $15,511 of advisory fees for the High Yield Fund and Emerging Markets Fund, respectively.

   Carillon, with offices at 1876 Waycross Road, Cincinnati, Ohio 45240, serves as investment sub-adviser (the "Sub-Adviser") to the Funds pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser an annual fee in the amount of $150,000 for the Funds. If the Sub-Adviser renders


                                   Continued

SUMMIT INVESTMENT TRUST

                                  May 31, 1998

   services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Carillon, or paid by FSCM.

   BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator, manager, and distributor to the Trust.

   Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Funds or the Trust for serving as officers of the Trust.

   Under the terms of the Management and Administration Agreement between the Trust and BISYS, BISYS' fees are computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.20%. For the period ended May 31, 1998, BISYS received $71,895 and $15,279 of administration fees after voluntarily waiving $24,056 and $5,306 of administration fees for the High Yield Fund and Emerging Markets Fund, respectively.

   BISYS receives fees for providing distribution and shareholder services under the Distribution Agreement between the Trust and BISYS and the Trust's Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay BISYS a fee not to exceed, on an annual basis, 0.25% of the average daily net assets of the Funds for payments BISYS makes to financial institutions, including FSCM, and broker/dealers, and for expenses BISYS and any of its affiliates incur for providing distribution or shareholder service assistance. For the year ended May 31, 1998, BISYS received $109,706 and $25,554 of Rule 12b-1 distribution fees after waiving $10,234 and $177 of Rule 12b-1 distribution fees for the High Yield Fund and Emerging Markets Fund, respectively. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. BISYS may sell such shares at the public offering price, which is net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at the public offering price less a concession determined by BISYS which may not exceed the amount of the sales charge or the underwriting discount. For the year ended May 31, 1998, BISYS received $161,179 and $2,909 from commissions earned on sales of the High Yield Fund and Emerging Markets Fund, respectively, $136,793 and $1,620 of which was reallowed to unaffiliated broker/dealers, respectively.

   BISYS serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. BISYS also serves as fund accountant for the Trust. Under the terms of the Fund Accounting Agreement between the Trust and BISYS, the fund accountant is entitled to receive fees computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.03% (but not less than $30,000


                                   Continued

SUMMIT INVESTMENT TRUST

                                  May 31, 1998


   per year), and is reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the period ended May 31, 1998 were $119,210 and $42,920, for the High Yield Fund and the Emerging Markets Fund, respectively.


5. CAPITAL SHARE TRANSACTIONS

   Transactions in capital shares for the Fund were as follows:

                                                                              SUMMIT HIGH YIELD FUND
                                                                              ----------------------
                                                                              FOR THE        FOR THE
                                                                                YEAR           YEAR
                                                                               ENDED           ENDED
                                                                               MAY 31,        MAY 31,
                                                                                1998           1997
                                                                               -------        -------
   CAPITAL TRANSACTIONS:
   HIGH YIELD SHARES:
        Proceeds from shares issued......................................    $ 44,901,158   $ 4,256,939
        Dividends reinvested.............................................       7,475,727     4,423,689
        Shares redeemed..................................................     (29,628,147)   (3,409,061)
                                                                             ------------   -----------
             Change in net assets from High Yield Shares transactions....    $ 22,748,738   $ 5,271,567
                                                                             ============   ===========
   INSTITUTIONAL SERVICE SHARES: (A)
        Proceeds from shares issued......................................    $    969,749    $3,959,382
        Dividends reinvested.............................................          68,019       338,128
        Shares redeemed..................................................      (5,443,018)   (1,895,525)
                                                                             ------------   -----------
             Change in net assets from Institutional
               Service Shares transactions...............................    $ (4,405,250)  $ 2,401,985
                                                                             ============   ===========
   SHARE TRANSACTIONS:
   HIGH YIELD SHARES:
        Issued                                                                  3,964,100       379,660
        Reinvested.......................................................         674,217       396,115
        Redeemed                                                               (2,641,732)     (302,538)
                                                                             ------------   -----------
             Change in High Yield Shares.................................       1,996,585       473,237
                                                                             ============   ===========
   INSTITUTIONAL SERVICE SHARES: (A)
        Issued                                                                     83,883       353,730
        Reinvested.......................................................           5,865        30,344
        Redeemed                                                                 (464,696)     (169,873)
                                                                             ------------   -----------
             Change in Institutional Service Shares......................        (374,948)      214,201
                                                                             ============   ===========

   -------------------
   (a) On July 31, 1997, Institutional Service Shares ceased operations and were transferred to High Yield Shares.



                                   Continued

SUMMIT INVESTMENT TRUST

                                  May 31, 1998

6. FEDERAL TAX INFORMATION (UNAUDITED)

   Capital Gain Distributions

   During the period ended May 31, 1998 the Funds declared mid term capital gain distributions and long term capital gain distributions as follows:

                                          MID-TERM    LONG-TERM
                                             28%          20%
                                         ----------   ----------
   High Yield Fund...................... $2,020,746   $1,934,318

   POST OCTOBER LOSS DEFERRAL:

   Foreign currency losses incurred after October 31, within the Emerging Markets Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such foreign currency losses of $8,079.

SUMMIT HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS

                                                                    HIGH YIELD SHARES
                                                       --------------------------------------------
                                                                                            FOR THE
                                                                                            PERIOD
                                                       YEAR          YEAR        YEAR       JUNE 27,
                                                       ENDED         ENDED       ENDED      1994 TO
                                                      MAY 31,       MAY 31,     MAY 31,     MAY 31,
                                                       1998          1997        1996       1995(a)
                                                      -------       -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...............   $ 11.32       $ 11.05     $ 10.11     $ 10.00
                                                      -------       -------     -------     -------
INVESTMENT ACTIVITIES:
     Net investment income.........................      1.01          0.99        1.01        0.83
     Net realized and unrealized gains (losses)
        on investments.............................      0.70          0.90        0.95        0.11
                                                      -------       -------     -------     -------
          Total from Investment Activities.........      1.71          1.89        1.96        0.94
                                                      -------       -------     -------     -------
DISTRIBUTIONS:
     Net investment income.........................     (1.01)        (0.99)      (1.01)      (0.83)
     In excess of net investment income............                   (0.13)
     Net realized gains............................     (1.03)        (0.50)      (0.01)
                                                      -------       -------     -------     -------
          Total Distributions......................     (2.04)        (1.62)      (1.02)      (0.83)
                                                      -------       -------     -------     -------
NET ASSET VALUE, END OF PERIOD.....................   $ 10.99       $ 11.32     $ 11.05     $ 10.11
                                                      =======       =======     =======     =======
Total Return (excludes sales charges)..............     16.17%        18.15%      20.34%       9.97%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000).............   $55,643       $34,707     $28,628     $27,676
     Ratio of expenses to average net assets.......      1.60%         1.60%       1.60%       1.56%(c)
     Ratio of net investment income to average
        net assets.................................      8.81%         8.73%       9.42%       9.13%(c)
     Ratio of expenses to average net assets*......      2.03%         2.32%       2.24%       1.61%(c)
     Ratio of net investment income to average
        net assets*................................      8.38%         8.01%       8.78%       9.08%(c)
     Portfolio turnover (d)........................    518.74%       271.68%     187.61%    158.36%

-------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements.

SUMMIT HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS

                                                                     INSTITUTIONAL SERVICE SHARES
                                                                  ------------------------------------
                                                                                             FOR THE
                                                                   FOR THE                   PERIOD
                                                                   PERIOD        YEAR      JANUARY 19,
                                                                    ENDED       ENDED        1996 TO
                                                                   JULY 31,     MAY 31,      MAY 31,
                                                                    1997(e)      1997        1996(a)
                                                                  ---------     ------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD..........................    $ 11.30       $11.03       $10.59
                                                                  -------       ------       ------
INVESTMENT ACTIVITIES:
     Net investment income....................................       0.18         1.04         0.40
     Net realized and unrealized gains (losses)
        on investments........................................       0.42         0.87         0.47
                                                                  -------       ------       ------
          Total from Investment Activities....................       0.60         1.91         0.87
                                                                  -------       ------       ------
DISTRIBUTIONS:
     Net investment income....................................      (0.18)       (1.04)       (0.40)
     In excess of net investment income.......................      (0.01)       (0.10)       (0.03)
     Net realized gains.......................................                   (0.50)
                                                                  -------       ------       ------

          Total Distributions.................................      (0.19)       (1.64)       (0.43)
                                                                  -------       ------       ------
NET ASSET VALUE, END OF PERIOD................................    $ 11.71       $11.30       $11.03
                                                                  =======       ======       ======
Total Return (excludes sales charges).........................       5.31%(b)    18.40%       20.16%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000)........................    $    --       $4,237       $1,773
     Ratio of expenses to average net assets..................       1.49%(c)     1.43%        1.52%(c)
     Ratio of net investment income to average net assets.....       8.91%(c)     8.89%        9.86%(c)
     Ratio of expenses to average net assets*.................       2.20%(c)     2.32%        2.76%(c)
     Ratio of net investment income to average net assets*....       8.20%(c)     8.01%        8.62%(c)
     Portfolio turnover (d)...................................     518.74%      271.68%      187.61%

-------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) On January 19, 1996 the Fund issued a second series of shares designated as Institutional Service Shares.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) The Institutional Service Shares class ceased operations on July 31, 1997, and all Institutional Service Shares class shares were exchanged for the shares of the shares of the High Yield Shares class.



                       See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                              FINANCIAL HIGHLIGHTS

                                                                       FOR THE
                                                                      FIVE MONTH
                                                                     PERIOD ENDED
                                                                        MAY 31,
                                                                       1998(a)
                                                                       --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................      $ 10.00
                                                                       --------
INVESTMENT ACTIVITIES:
     Net investment income.......................................         0.35
     Net realized and unrealized gains (losses) on investments...        (0.15)
                                                                       --------

          Total from Investment Activities.......................         0.20
                                                                       --------

DISTRIBUTIONS:
     Net investment income.......................................        (0.33)
                                                                       --------

          Total Distributions....................................        (0.33)
                                                                       --------

NET ASSET VALUE, END OF PERIOD...................................      $  9.87
                                                                       ========

Total Return (excludes sales charges)............................          2.01%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net Assets at end of period (000)...........................      $ 25,879
     Ratio of expenses to average net assets.....................          2.00%(c)
     Ratio of net investment income to average net assets........          8.67%(c)
     Ratio of expenses to average net assets*....................          2.20%(c)
     Ratio of net investment income to average net assets*.......          8.47%(c)
     Portfolio turnover..........................................         85.69%

-----------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Trustees
Summit Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Summit Investment Trust, comprising the Summit High Yield Fund and the Summit Emerging Markets Bond Fund, respectively (hereafter referred to as the "Trust"), at May 31, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
July 23, 1998

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS
                  (a) Agreement and Declaration of Trust of Registrant is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (1), as filed on April 7, 1994.

                           (1) Amendment to Agreement and Declaration of Trust of Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (1)(a), as filed on June 15, 1994.

                           (2) Amendment No. 2 to Agreement and Declaration of Trust of Registrant is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (1)(b), filed on September 30, 1997.

                           (3) Amendment No. 3 to Agreement and Declaration of Trust of Registrant to be filed by amendment.

                  (b) By-laws of the Summit Investment Trust are incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (2), as filed on April 7, 1994.

                  (c)      Not Applicable.

                  (d)      (1)     Investment Advisory Agreement between the
                                   Summit Investment Trust and First Summit
                                   Capital Management on behalf of the High
                                   Yield Fund is incorporated herein by
                                   reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement
                                   No. 33-76250, Exhibit No. (5), as filed on
                                   June 15, 1994.

                           (2) Investment Advisory Agreement between the Summit Investment Trust and First Summit Capital Management, on behalf of the Summit Emerging Markets Bond Fund: is filed herewith as Exhibit No. 23(d)(2).

                           (3) Investment Sub-Advisory Agreement between First Summit Capital Management and Carillon Advisers, Inc., on behalf of the Summit High Yield Fund and Summit Emerging Markets Bond
                                   Fund: is filed herewith as Exhibit No.
                                   23(d)(3).

                  (e)      (1)     Amended and Restated Distribution Agreement
                                   between the Summit Investment Trust and BISYS
                                   Fund Services Limited Partnership is
                                   incorporated by reference to Post-Effective
                                   Amendment No. 6 to the Registrant's
                                   Registration Statement No. 33-76250, Exhibit
                                   6(a)(2), as filed on September 30, 1997.

                           (2) "Form of" Dealer Agreement on behalf of the Summit Investment Trust is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (6)(b), as filed on June 15, 1994.

                           (3) "Form of" Selling Agreement between BISYS Fund Services Limited Partnership and McDonald & Co., on behalf of the Summit Investment Trust incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No. 33-76250 Exhibit (6)(b)(2), as filed on October 12, 1995.

                           (4) "Form of" Servicing Agreement on behalf of the Summit Investment Trust is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (6)(c), as filed on April 7, 1994.

                  (f)      Not Applicable.

                  (g) Custodian Agreement between the Summit Investment Trust and The Fifth Third Bank is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (8), as filed on April 7, 1994.

                  (h)      (1)     Management and Administration Agreement
                                   between Summit Investment Trust and BISYS
                                   Fund Services Ohio, Inc. is filed herewith as Exhibit No. 23(h)(1).

                           (2)     Amended and Restated Transfer Agency
                                   Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc. is filed herewith as Exhibit No. 23(h)(2).

                           (3)     Amended and Restated Fund Accounting
                                   Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc. is filed herewith as Exhibit 23(h)(3).

                           (4) Joint Venture Agreement between Carillon Advisers, Inc., and Freeman Holding Company, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (9)(d), as filed on June 15, 1994.

                  (i) Opinion and consent of Stradley, Ronon, Stevens & Young, LLP to be filed by amendment.

                  (j) Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit No. 23(j).

                  (k)      Not Applicable.

                  (l) Letter Containing Investment Undertaking is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement No. 33-76250, Exhibit No. (13), as filed on June 15, 1994.

                  (m) See Schedule C-1 to Amended and Restated Distribution Agreement filed as Exhibit No. 6(a)(2) to the Registrant's Registration Statement No. 33-76250, as filed on September 30, 1997 and is incorporated herein by reference.

                  (n)      Financial Data Schedule of:

                           (1) Summit High Yield Shares class of the Summit High Yield Fund is filed herewith as Exhibit No. 23(n)(1).

                           (2) Summit High Yield Institutional shares class of the Summit High Yield Fund is filed herewith as Exhibit No. 23(n)(2).

                           (3) Summit Emerging Markets Bond Fund is filed herewith as Exhibit No. 23(n)(3).

                           (o)     Rule 18f-3 Plan to be filed by Amendment.

                           (p) Powers-of-Attorney are filed herewith as Exhibit No. 23(p).

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                  REGISTRANT.

                  No person is directly or indirectly controlled by the Registrant. With respect to the High Yield Fund, as of July 21, 1998, The Union Central Life Insurance Company ("Union Central Life"), a mutual insurance company organized under the laws of Ohio, owned 59.018% of the outstanding shares of the Summit High Yield Shares class. Union Central Life also owned 99.235% of the outstanding shares of the Summit Emerging Markets Bond Fund. While the Summit Investment Trust disclaims any such control relationship, it may be deemed to be controlled by its investment adviser by virtue of the advisory relationship. The Registrant's investment adviser, First Summit Capital Management ("FSCM"), is a joint venture of Carillon Advisers, Inc. ("Carillon") and Freeman Holding Company, Inc. ("Freeman"). Carillon is an Ohio corporation which is a wholly-owned subsidiary of Union Central Life. Freeman is a Delaware corporation which is majority-owned by the employee benefit plans of its wholly-owned, broker-dealer subsidiary, Freeman Securities Company, Inc., a New Jersey corporation. Set forth below is a chart showing the entities controlled by Union Central Life, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY,
                         ITS SUBSIDIARIES AND AFFILIATES

                  I.       The Union Central Life Insurance Company (Ohio)

                           A.       Carillon Life Insurance Company (Ohio) -
                                    100% owned.

                           B. Carillon Investments, Inc. (Ohio) - 100% owned.

                           C. Carillon Marketing Agency, Inc. (Delaware) - 100% owned.

                                    a.      Carillon Marketing Agency of
                                            Alabama, Inc. (Alabama) - 100%
                                            owned.

                                    b.      Carillon Marketing Agency of
                                            Arkansas, Inc. (Arkansas) - 100%
                                            owned.

                                    c.      Carillon Marketing Agency of Hawaii,
                                            Inc. (Hawaii) - 100% owned.

                                    d.      Carillon Marketing Agency of Idaho,
                                            Inc. (Idaho) - 100% owned.

                                    e.      Carillon Marketing Agency of
                                            Kentucky, Inc. (Kentucky) - 100%
                                            owned.

                                    f.      Carillon Marketing Agency of
                                            Massachusetts, Inc. (Massachusetts)
                                            - 100% owned.

                                    g.      Carillon Marketing Agency of New
                                            Mexico, Inc. (New Mexico) -
                                            100% owned.

                                    h.      Carillon Marketing Agency of Ohio,
                                            Inc. (Ohio) - 100% owned.

                                    i.      Carillon Marketing Agency of Texas,
                                            Inc. (Texas) - 100% owned.

                           D.       Carillon Advisers, Inc. (Ohio) - 100% owned.

                           E.       The Manhattan Life Insurance Company (New
                                    York) - 73% owned.

                  II.      Mutual Funds of the Carillon Group.

                           A.       Carillon Fund, Inc.* (Maryland).

                           B.       Carillon Investment Trust** (Massachusetts).

                  III.     Summit Investment Trust (Massachusetts).
                           A.       Summit High Yield Fund Shares Class
                                    - 59.018% owned.

                           B.       Summit Emerging Markets Bond Fund
                                    - 99.235% owned.

                  ------
                     *     At July   , 1998, Union Central owned 100% of the
                           outstanding shares of Carillon Fund, Inc.

                    **     At July   , 1998, Union Central owned 33% of the
                           outstanding shares of Carillon Investment Trust.


ITEM 25.          INDEMNIFICATION.

                  Sections 6.4 and 6.5 of the Agreement and Declaration of Trust, as amended, of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer: (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant; or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. Indemnification of the Registrant's officers and Trustees, persons who control the Registrant, or Registrant's Distributor, Transfer Agent, Fund Accountant or Administrator against certain stated liabilities is provided for in the following documents:
                  (a) Sections 1.11 and 1.12 of the Amended and Restated Distribution Agreement between the Summit Investment Trust and BISYS Fund Services, Limited Partnership, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No. 33-76250, as Exhibit (6)(a)(2);

                  (b) Section 4 of the Management and Administration Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., filed herewith as Exhibit No. 23(h)(1).

                  (c) Section 9 of the Amended and Restated Transfer Agency Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., filed herewith as Exhibit No. 23(h)(2).

                  (d) Section 7 of the Amended and Restated Fund Accounting Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., filed herewith as Exhibit No. 23(h)(3).

                  (e) Sections 8.1 and 8.2 of the Custodian Agreement between the Summit Investment Trust and The Fifth Third Bank, incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (8), as filed on April 7,
                           1994.
                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
                  Summit Capital Management ("FSCM") is a joint venture of Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Information regarding the Representatives of FSCM and their business, profession or employment of a substantial nature during the last two years is set forth below. For information as to the business, profession, vocation or employment of a substantial nature of Carillon and Freeman, reference is made to the respective Forms ADV of Carillon and Freeman's wholly-owned subsidiary, Freeman Securities Company, Inc. ("Freeman Securities") as amended, filed under the Investment Advisers Act of 1940, as amended, which are herein incorporated by reference.

                                    POSITION WITH             PRINCIPAL OCCUPATIONS
NAME AND ADDRESS                     THE ADVISER              DURING PAST TWO YEARS
----------------                    -------------             ---------------------
James F. Smith                      Representative            President and Chief Financial Officer, Freeman Securities.
30 Montgomery Street
Jersey City, NJ 07302

Gregory A. Sullivan                 Representative            Senior Vice President, Freeman Securities.
30 Montgomery Street
Jersey City, NJ 07302

Steven R. Sutermeister              Representative            Vice President of Union Central Life and Carillon.
1876 Waycross Road
Cincinnati, OH 45240

ITEM 27. PRINCIPAL UNDERWRITERS.
                  (a) BISYS Fund Services, Limited Partnership ("BISYS"), the Distributor of shares of the Registrant, also distributes the securities of the following open-end management investment companies:
                           The Coventry Group;
                           The Riverfront Funds, Inc.;
                           The Victory Portfolios;
                           The Parkstone Group of Funds;
                           The B B & T Mutual Funds Group;
                           M S D & T Funds, Inc.;
                           The ARCH Fund, Inc.;
                           American Performance Funds;
                           The Sessions Group;
                           Pacific Capital Funds;
                           AmSouth Mutual Funds;
                           MarketWatch Funds;
                           M M A Praxis Mutual Funds;
                           Qualivest Funds;
                           Empire Builder Tax Free Bond Fund;
                           First Choice Funds Trust;
                           Fountain Square Funds;
                           Hirtle Callaghan Trust;
                           HSBC Family of Funds;
                           The Infinity Mutual Funds, Inc.;
                           Intrusts Funds;
                           Kent Funds;
                           Magna Funds;
                           Meyers Sheppard Investment Trust;
                           Minerva Funds;
                           The Parkstone Advantage Funds;
                           Pegasus Funds;
                           The Republic Funds Trust;
                           The Republic Advisors Funds Trust;
                           SBSF Funds, Inc. dba Key Mutual Funds; and
                           Sefton Funds.

                  (b) Officers and Directors of Principal Underwriter Set forth below is information with respect to the
                           partners of BISYS as of July   , 1998.

                                                                                        POSITIONS AND
                  NAME AND PRINCIPAL                 POSITION AND OFFICES               OFFICES WITH
                  BUSINESS ADDRESS                   WITH UNDERWRITER                   REGISTRANT
                  ------------------                 --------------------               --------------
                  BISYS Fund Services, Inc.          Sole General Partner               None
                  3435 Stelzer Rd.
                  Columbus, OH 43219

                                                                                              POSITIONS AND
                  NAME AND PRINCIPAL                 POSITION AND OFFICES                     OFFICES WITH
                  BUSINESS ADDRESS                   WITH UNDERWRITER                         REGISTRANT
                  ------------------                 --------------------                     --------------
                  WC Subsidiary Corporation          Sole Limited Partner                     None
                  3435 Stelzer Rd.
                  Columbus, OH 43219

                  Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

                  (c)      Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.
                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended [15 U.S.C. 80a-30(a)], and the Rules promulgated thereunder, [17 CFR 270.31a-1 to 31a-3] are maintained by the Registrant's investment adviser, First Summit Capital Management, 1876 Waycross Road, Cincinnati, OH 45240, except for those maintained by the Registrant's Custodian, The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, the Registrant's Administrator and Distributor, BISYS Fund Services Limited Partnership or the Registrant's Transfer Agent and Fund Accountant, BISYS Fund Services Ohio, Inc. BISYS Fund Services Limited Partnership and BISYS Fund Services Ohio Inc. are located at 3435 Stelzer Road, Columbus, OH 43219.

ITEM 29.          MANAGEMENT SERVICES.
                  All management-related service contracts are discussed in Part A or B of this Registration Statement.

ITEM 30.          UNDERTAKINGS

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's Statement of Additional Information and the latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on the 30th day of July, 1998.


                                                 SUMMIT INVESTMENT TRUST
                                                     (The Registrant)


                                        By:                *
                                           ------------------------------------
                                                 Steven R. Sutermeister
                                                 Chairman of the Board and
                                                 Trustee


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



           *                  Chairman of the              July 30, 1998
------------------------      Board and Trustee            -------------
Steven R. Sutermeister        (Chief Executive Officer)       (Date)



           *                  Trustee                      July 30, 1998
------------------------                                   -------------
Theodore H. Emmerich                                           (Date)


           *                  Trustee                      July 30, 1998
------------------------                                   -------------
Frederick Moss                                                 (Date)


           *                  Trustee                      July 30, 1998
------------------------                                   -------------
Dr. Bruce H. Olson                                             (Date)


           *                  Trustee                      July 30, 1998
------------------------                                   -------------
James F. Smith                                                 (Date)

/s/ Nimish Bhatt              Treasurer (Principal         July 30, 1998
-----------------             Financial and                -------------
Nimish Bhatt                  Accounting Officer)              (Date)


*  By /s/  Craig C. Rudesill                               July 30, 1998
     -------------------------                             -------------
           Craig C. Rudesill, pursuant to                      (Date)
         Power-of-Attorney

                                    EXHIBITS
                                 EXHIBIT INDEX

FORM N-1A                                                                                 EDGAR
EXHIBIT NO.     DESCRIPTION                                                            EXHIBIT NO.
-----------     -----------                                                            -----------

23(d)(2)        Investment Advisory Agreement between Summit Investment                Ex-99.d (2)
                Trust and First Summit Capital Management, on behalf of
                the Summit Emerging Markets Bond Fund.

23(d)(3)        Investment Sub-Advisory Agreement between First Summit                 Ex-99.d (3)
                Capital Management and Carillon Advisors, Inc., on behalf
                of Summit High Yield Fund and Summit Emerging Markets
                Bond Fund.

23(h)(1)        Management and Administration Agreement between Summit                 Ex-99.h (1)
                Investment Trust and BISYS Fund Services Ohio, Inc.

23(h)(2)        Amended and Restated Transfer Agency Agreement between                 Ex-99.h (2)
                the Summit Investment Trust and BISYS Fund Services Ohio,
                Inc.

23(h)(3)        Amended and Restated Fund Accounting Agreement between                 Ex-99.h (3)
                Summit Investment Trust and BISYS Fund Services Ohio, Inc.

23(j)           Consent of PricewaterhouseCoopers LLP                                  Ex-99.j

23(n)(1)        Financial Data Schedule of Summit High Yield Shares class              Ex-27.1
                of the Summit High Yield Fund.

23(n)(2)        Financial Data Schedule of Summit High Yield Institutional             Ex-27.2
                Shares class of the Summit High Yield Fund.

23(n)(3)        Financial Data Schedule of Summit Emerging Markets Bond                Ex-27.3
                Fund.

23(p)           Powers-of-Attorney of Steven R. Sutermeister, Theodore H.              Ex-99.p
                Emmerich, Fredrick Moss, Bruce H. Olson, and James F. Smith.